Registration Nos.  33-8214
                                                                        811-4813

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

                                Pre-Effective Amendment No. ___              [ ]
                                Post-Effective Amendment No. 129             [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

                                Amendment No. 133                            [X]

                        (Check appropriate box or boxes.)
                                 ---------------

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   -------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
     ----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (617) 248-6000

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                           ---------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

  [ ]  Immediately upon filing pursuant to Rule 485(b)

  [ ]  On [date] pursuant to Rule 485(b)

  [X]  60 days after filing pursuant to Rule 485(a)(1)

  [ ]  On [date] pursuant to Rule 485(a)(1)

  [ ]  75 days after filing pursuant to Rule 485(a)(2)

  [ ]  On [date] pursuant to Rule 485(a)(2)

  [ ] This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

                                                      MELLON INSTITUTIONAL FUNDS








NEWTON INTERNATIONAL EQUITY FUND

   Class A shares
   Class C shares
   Class I shares
   Class R shares

   Seeks long term growth of capital by investing in stocks of foreign companies





                 PROSPECTUS February 1, 2008



                    As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS


THE FUND
--------------------------------------------------------------------------------

Goal/Approach

Main Risks

Past Performance

Expenses

Management

Financial Highlights

YOUR INVESTMENT
--------------------------------------------------------------------------------

Shareholder Guide

Distributions and Taxes

Services for Fund Investors

INSTRUCTIONS FOR REGULAR ACCOUNTS
--------------------------------------------------------------------------------

To Open An Account

To Add An Account

To Sell Shares

INSTRUCTIONS FOR IRAS
--------------------------------------------------------------------------------

To Open An Account

To Add An Account

To Sell Shares

FOR MORE INFORMATION
--------------------------------------------------------------------------------
See back cover.

Newton International Equity Fund                              THE FUND
--------------------------------

Ticker symbols    Class A:  ______
                  Class C:  ______
                  Class I:  ______
                  Class R:  ______


GOAL/APPROACH
-------------

The fund seeks long-term growth of capital. This objective may be changed without shareholder approval. To pursue its goal, the fund normally invests at least 80% of its assets in (including for this purpose, borrowings for investment purposes) in common stocks or securities convertible into common stocks (such as convertible preferred stocks, warrants and convertible bonds) of foreign companies and depositary receipts evidencing ownership in such securities. At least 75% of the fund's net assets will be invested in countries represented in the Morgan Stanley Capital International Europe, Australasia and the Far East (MSCI EAFE) Index.

Newton Capital Management, Limited (Newton) is an active investment manager that selects stocks within a global framework. The core of the firm's investment philosophy is the belief that no company, market or economy can be considered in isolation; each must be understood within a global context. Newton believes that a global comparison of companies is the most effective method of stock analysis, and their global analysts research investment opportunities by global sector rather than by region.

Idea generation

The process of identifying investment ideas begins by identifying a core list of investment themes. These themes are based primarily on observable economic, industrial, or social trends, typically though not exclusively global, that Newton believes will positively affect certain sectors or industries and cause stocks within these to outperform others. Such themes may include:

o key trends in economic variables, such as a country's gross domestic product, inflation and interest rates;
o demographic or social trends and their effects on companies, countries, markets and industries;
o investment themes, such as the expected impact of technology and globalization on industries and brands;
o    governmental policy;
o    relative valuations of equities, bonds and cash investments; and
o    long-term trends in currency movements.

Newton then identifies specific companies, through fundamental global sector and stock research, using investment themes to help focus the search on areas where the thematic and strategic research indicates superior returns are likely to be achieved.

Research-led

Newton conducts fundamental analysis of investment opportunities on a global basis and uses cross comparisons of companies all over the world to identify securities Newton believes will outperform globally. In conducting its fundamental analysis, Newton's analysts search for attractively priced companies with good products and strong management that they perceive to possess a sustainable competitive advantage. Newton conducts an initial screening of the universe of stocks by reviewing, among other factors, a company's price-to-earnings ratios, positive earnings momentum, earnings per share growth expectations, and earnings stability. Newton also utilizes a variety of valuation techniques, which include earnings, asset value, cash flow and cost of capital measurements, in conducting its fundamental analysis.

Newton will generally sell a company's stock when it believes the themes or strategies leading to its purchase change or have run their course or when Newton believes the company's prospects have changed adversely or the stock is fully valued by the market.

Team-based

Newton's culture encourages all investment professionals to contribute to the data as they observe trends they believe will have an influence on global markets. The close interaction among Newton's global sector analysts, regional specialists and global portfolio managers is designed to capture their best ideas and to reflect them effectively and consistently across all clients' portfolios.

[Side Bar]

Concepts to understand
----------------------

The MSCI EAFE Index: is an unmanaged, market value weighted index of more than 1,000 securities issued by foreign countries.

Equity investments: include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants, rights, investment grade convertible securities (which may include preferred securities), depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies and real estate investment trusts and equity participations.

MAIN RISKS
----------

The fund's principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

o Foreign investment risk. The fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. To the extent the fund's investments are concentrated in one or a limited number of foreign countries, the fund's performance could be more volatile than that of more geographically diversified funds.

o Emerging market risk. The risks associated with foreign investments are increased for investments in emerging market issuers. The fund may invest up to 20% of its total assets in issuers located in emerging markets. Emerging markets include issuers in Asia (including Russia), Eastern Europe, Latin and South America, the Mediterranean and Africa. Newton considers an emerging market to be any market that is: generally recognized to be an emerging or developing country by the international financial community, including the World Bank and the International Financial Corporation; or classified by the United Nations as developing; or included in the International Financial Corporations Free Index or the Morgan Stanley Capital International Emerging Markets Free Index. Emerging markets tend to be more volatile than the markets of more developed foreign countries, have less mature and diverse economies and have less stable political systems than those of developed foreign countries. The securities of emerging market issuers may experience rapid and significant price changes, including price drops.

o Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

o Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

o Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, unfavorable earnings reports, financial leverage and reduced demand for the issuer's products or services.

o Growth and/or value stock risk. By investing in a mix of growth and value companies, the fund assumes the risk of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth, or the portfolio manager misgauged that worth. They also may decline in price even though in theory they are already undervalued.

o Country, industry and market sector risk. The fund may be overweighted or underweighted, relative to its index, in companies in certain countries, industries or market sectors, which may cause the fund's performance to be more or less sensitive to positive or negative developments affecting these countries, industries or sectors. In addition, the fund may, from time to time, invest a significant portion (more than 25%) of its total assets in securities of companies located in particular countries, such as the United Kingdom and Japan, depending on such country's representation within the fund's benchmark index.

o Initial Public Offering (IPO) risk. The fund may purchase securities of companies in IPOs. The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.

o Leveraging risk. The use of leverage, such as engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions, may magnify the fund's gains or losses.

o Derivatives risk. The fund may use derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies), and forward contracts. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund's other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments' terms.

     Additionally, some derivatives the fund uses involve leverage (e.g., an instrument linked to the value of a securities index may return income calculated as a multiple of the price movement of the underlying index). This economic leverage will increase the volatility of these instruments, as they may increase or decrease in value more quickly than the underlying security, index, futures contract, or other economic variable. The fund may be required to segregate permissible liquid assets to cover its obligations relating to its purchase of derivative instruments.

[Side Bar]

Other potential risks
---------------------

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

[Left Side Bar]

What this fund is -- and isn't
------------------------------

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

                       ----------------------------------

PAST PERFORMANCE
----------------

The bar chart and total return table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year to year over the life of the fund. The total return table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of common stock prices. The fund's past performance does not necessarily indicate how the fund will perform in the future.

Fund performance
----------------

The chart shows the year-by-year performance of the fund's Class I shares. As new share classes, past performance information is not available for Class A, Class C or Class R shares of the fund as of the date of this prospectus. Returns for Class A, Class C and Class R shares would have substantially similar because the shares are invested in the same portfolio of securities. Class A, Class C and Class R shares have higher expenses than Class I shares and, therefore, the returns of these classes would generally have been lower than the returns of Class I shares as a result of this difference in expenses.

The chart does not reflect any sales charge you may pay when you buy or sell fund shares. Any sales charge will reduce your return.

[Insert bar chart for the fund's Class I shares performance for calendar year ended 2006 and 2007]

[Right Side Bar]

Quarterly returns for Class I shares:
Newton International Equity Fund
Highest: ___% in ___ quarter of 200_
Lowest: ___% in ___ quarter of 200_


Average annual total returns for Class I shares for selected periods ended December 31, 2007

--------------------------------------------------------------------------------
                                                    1 Year    Life of  Inception
                                                                Fund     Date
--------------------------------------------------------------------------------
Newton International Equity Fund                                       12/21/05#
--------------------------------------------------------------------------------
Return Before Taxes                                 ____%      ____%
--------------------------------------------------------------------------------
Return After Taxes on Distributions*                ____%      ____%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and             ____%      ____%
Sale of Fund Shares*
--------------------------------------------------------------------------------
MSCI EAFE Index** (reflects no deduction for        ____%      ____%
fees, expenses, or taxes)
--------------------------------------------------------------------------------

# Inception date of the fund's Class I shares. Class A, C and R shares commenced operations on February 1, 2008.
* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to arrangements such as 401(k) plans or individual retirement accounts.
** The Morgan Stanley Capital International Europe, Australia, Far East ("MSCI EAFE") Index is an unmanaged, market value weighted index of more than 1,000 securities issued by foreign countries.

EXPENSES
--------

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table


                                                     Class A      Class C      Class I     Class R
Shareholder transaction fees                         -------      -------      -------     -------
(fees paid from your account)

                                      -7-

                                                     Class A      Class C      Class I     Class R
                                                     -------      -------      -------     --------
Maximum front-end sales charge on                      5.75        none         none         none
purchases % of offering price

Maximum contingent deferred sales charge (CDSC) %      none*       1.00         none         none
of purchase or sale price, whichever is less

Redemption fee(1)                                      2.00        2.00         2.00         2.00
% of total redemption proceeds

Annual fund operating expenses(2)
(expenses paid from fund assets)
% of average daily net assets
Management fees                                        0.80        0.80         0.80         0.80
Rule 12b-1 fee                                          none       0.75          none        0.25
Shareholder services fee                               0.25        0.25         none(3)      0.25
Other expenses                                         .__          .__          .__         .__
Total                                                  ____        ____         ____         ____

------------------
* Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1.00% if redeemed within one year. See "Your Investment--Shareholder Guide."
(1) A redemption fee applies to any shares redeemed (either by selling or exchanging to another fund) within 30 days of purchase, except those shares held by the categories of shareholders described under the "Shareholder Guide" section of this prospectus.
(2) Because the adviser has agreed to limit the fund's total annual operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, acquired fund fees and extraordinary expenses), the fund's actual expenses (after taking into account the current expense limitations) would have been:

                                           Class A     Class C    Class I    Class R
Management fees                            ____%       ____%      ____%      ____%
Other Expenses                             ____%       ____%      ____%      ____%
Total annual fund operating expenses       ____%       ____%      ____%      ____%

     This arrangement is voluntary and may be changed or eliminated at any time.
(3) The fund's Class I shares are subject to an administrative service fee, pursuant to which the fund pays affiliated and unaffiliated administrators of retirement plans, omnibus accounts and platforms an amount not to exceed an annual rate of 0.15% of the value of the fund's average daily net assets attributable to Class I shares that are held in accounts serviced by such administrators for providing recordkeeping and/or other administrative support services to accounts, retirement plans and their participants.

Expense example

                                    1 Year      3 Years     5 Years    10 Years
--------------------------------------------------------------------------------
Class A                             $____       $____       $____      $____

Class C
with redemption                     $____       $____       $____      $____
without redemption                  $____       $____       $____      $____

Class I                             $____       $____       $____      $____

Class R                             $____       $____       $____      $____


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual returns and expenses will be different, the example is for comparison only.


--------------------------------------------------------------------------------

[Right Side Bar]

Concepts to understand

Management fee: the fee paid to the fund's investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations. The fund's adviser has agreed to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, acquired fund fees and extraordinary expenses) exceed 1.15%. This arrangement is temporary and may be terminated or changed at any time.

Rule 12b-1 fee: the fee paid to the fund's distributor for financing the sale and distribution of Class C and Class R shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund's distributor for providing shareholder services.

Administrative services fee: the fee paid to affiliated and unaffiliated administrators of retirement plans, omnibus accounts and platforms an amount not to exceed an annual rate of 0.15% of the value of the fund's average daily net assets attributable to Class I shares that are held in accounts serviced by such administrators for providing recordkeeping and/or other administrative support services to accounts, retirement plans and their participants.

Other expenses: estimated fees to be paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund. Actual expenses may be greater or less than the amounts listed in the table above.

                       ----------------------------------

MANAGEMENT
----------

Investment adviser

The investment adviser for the fund is Newton Capital Management, Limited (Newton), Mellon Financial Centre, 160 Queen Victoria Street, London, EC4V 4LA, England. Newton was established in 1992 and manages money for a wide range of clients including small and large institutional investors as well as charities, private clients and mutual fund clients. Newton and its affiliated companies, Newton Investment Management Limited, Newton International Investment Management Limited and Newton Fund Managers (CI) Limited, (together "the Newton Group"), manage more than $__ billion of assets for a broad range of clients in the U.S. and abroad as of December 31, 2007.

Newton is an indirect subsidiary of The Bank of New York Mellon Corporation (BNY Mellon). BNY Mellon is a global financial services company focused on helping clients move and manage their financial assets, operates in 37 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $18 trillion in assets under custody and administration and $1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

Through its unique asset management model, BNY Mellon gives Newton investment autonomy and enables it to focus entirely on providing investment management services to its clients.

Paul Butler and Paul Markham have been the fund's co-portfolio managers since the fund's inception. Mr. Butler is the leader for the investment management of global equities and is a member of the equity strategy group, global investment group and investment committee at Newton. He joined Newton in 1987 as an equity analyst and has been responsible for managing global equity accounts at Newton since 1993. Mr. Markham is an investment manager for global equities and is a member of the global equity model group. He joined Newton in 1998 as an International Business Development executive and moved into the global equity team in 2001.

The fund's Statement of Additional Information (SAI) provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of fund shares.

Advisory services and fees

Newton provides the fund with portfolio management and investment research services. The adviser places orders to buy and sell the fund's portfolio securities and manages the fund's business affairs. For the fiscal year ended September 30, 2007, the fund paid an advisory fee to Newton for these services. Newton has agreed to limit each fund's total annual operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, acquired fund fees and extraordinary expenses) and some of the fund's advisory fee payments were less than the fund's contractual advisory fee. These arrangements are temporary and may be terminated or changed at any time.

---------------------------------------------------------------------------------
         Annual advisory fee rate (% of the fund's average net assets)

---------------------------------------------------------------------------------
                  Actual advisory        Contractual         Current expense
                     fee paid*          advisory fee          limitation**
---------------------------------------------------------------------------------
   Class A             ____%                0.80%                 1.15%
---------------------------------------------------------------------------------
   Class C             ____%                0.80%                 1.15%
---------------------------------------------------------------------------------
   Class I             ____%                0.80%                 1.15%
---------------------------------------------------------------------------------
   Class R             ____%                0.80%                 1.15%
---------------------------------------------------------------------------------

*For fiscal year ended September 30, 2007.
**Current expense limitations, also shown as a percentage of the fund's average net assets, represent a voluntary cap on the fund's total expenses. If the actual advisory fee rate is less than the contractual advisory fee rate, this indicates that the cap was triggered and advisory fees were waived by Newton.

A discussion regarding the factors considered by the Mellon Institutional Funds Investment Trust's Board of Trustees in approving the advisory agreement for the fund is available in the fund's semi-annual report for the period ended March 31, 2006.

Distributor

The fund's distributor is MBSC Securities Corporation (MBSC), a wholly-owned, indirect subsidiary of BNY Mellon. Newton or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses paid by the fund to those intermediaries. Because those payments are not made by you or the fund, the fund's total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Newton's or MBSC's own resources to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, Newton or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to favor the fund over other funds or products. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

Code of ethics

The fund, Newton and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Newton code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the relevant code's preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Newton employees does not disadvantage any fund managed by Newton or its affiliates.

                        --------------------------------

FINANCIAL HIGHLIGHTS
---------------------

The financial highlights tables are intended to help shareholders understand the fund's financial performance for the past five years, or less if the fund has a shorter operating history. Certain information reflects financial results for a single fund share. Total returns represent the rate that a shareholder would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). The information was derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public account firm, whose reports, along with the fund's financial statements, are included in the fund's annual reports (available upon request).

Financial highlights information for the fund's Class A, Class C and Class R shares is not available as such classes are newly created and have no operating history. Financial highlights information is provided for the Class I shares of the fund.

[Class I Financial Highlights]

                       ----------------------------------



                                                                 YOUR INVESTMENT


SHAREHOLDER GUIDE
-----------------

The fund's Class A, Class C and Class R shares are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described in this prospectus. Consult a representative of your plan or financial institution for further information.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that the CDSCs and Rule 12b-1 fees have the same purpose as the front-end sales charge: to compensate the distributor for concessions and expenses it pays to dealers and financial institutions in connection with the sale of fund shares. A CDSC is not charged on fund shares acquired through the reinvestment of fund dividends.

The fund's Class I shares are offered only to bank trust departments and other financial service providers (including Mellon Bank, N.A. and its affiliates) acting on behalf of their customers having a qualified trust or investment account or relationship at such institution, or to customers who have received and hold Class I shares of the fund distributed to them by virtue of such an account or relationship.

Deciding which class of shares to buy

This prospectus offers Class A, C, I and R shares of the fund. The different classes represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When choosing a class, you should consider your investment amount, anticipated holding period, the potential costs over your holding period and whether you qualify for any reduction or waiver of the sales charge.

When you invest in Class A shares you generally pay an initial sales charge. Class A shares have no ongoing Rule 12b-1 fees and Class R shares have lower ongoing Rule 12b-1 fees than Class C shares. Each class of shares of the Fund, except Class I shares, is subject to a shareholder service fee. Class I shares, however, are subject to an administrative services fee designed to compensate certain intermediaries for certain shareholder and subaccounting services. Please see below for more information regarding the features and eligibility requirements of Class A, C, I and R shares of the fund.

A more complete description of each class follows. You should review these arrangements with your financial representative before determining which class to purchase.

-----------------------------------------------------------------------------------------------------------
                                       Class A          Class C          Class I          Class R
-----------------------------------------------------------------------------------------------------------
Initial sales charge                   up to 5.75%      none             none             none
-----------------------------------------------------------------------------------------------------------
Ongoing distribution fee               none             0.75%            none             0.25%
(Rule 12b-1 fee)
-----------------------------------------------------------------------------------------------------------
Ongoing shareholder services fee       0.25%            0.25%            none*            0.25%
-----------------------------------------------------------------------------------------------------------
Contingent deferred sales charge       1% on sale of    1% on sale of    none             none
                                       shares bought    shares held
                                       within one       for one year
                                       year without     or less
                                       an initial
                                       sales charge
                                       as part of an
                                       investment of
                                       $1 million or
                                       more
-----------------------------------------------------------------------------------------------------------
Exchange privilege                     yes              yes              yes              yes
-----------------------------------------------------------------------------------------------------------
Conversion feature                     no               no               no               no
-----------------------------------------------------------------------------------------------------------
Recommended purchase maximum           none             $1 million       none             $1 million
-----------------------------------------------------------------------------------------------------------

* The fund's Class I shares are subject to an administrative service fee, pursuant to which the fund pays affiliated and unaffiliated administrators of retirement plans, omnibus accounts and platforms an amount not to exceed an annual rate of 0.15% of the value of the fund's average daily net assets attributable to Class I shares that are held in accounts serviced by such administrators for providing recordkeeping and/or other administrative support services to accounts, retirement plans and their participants.

Class A share considerations

When you invest in Class A shares, you pay the public offering price, which is the share price, or net asset value (NAV), plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the following table shows. We also describe below how you may reduce or eliminate the initial sales charge. (See "Sales charge reductions and waivers.")

Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class C and R shares. Nevertheless, you are usually better off purchasing Class A shares, rather than Class C and R shares, and paying an up-front sales charge if you:

o plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fees on Class C and R shares may eventually exceed the cost of the up-front sales charge or

o    qualify for a reduced or waived sales charge

If you invest $1 million or more (and are not eligible to purchase Class I shares), Class A shares will always be the most advantageous choice.

-----------------------------------------------------------------------------------------------

Class A sales charges
                                                Sales charge                   Sales charge
                                                 as a % of                       as a % of
Purchase amount                                offering price                       NAV
-----------------------------------------------------------------------------------------------
Less than $50,000                                   5.75%                           6.10%
$50,000 to $99,999                                  4.50%                           4.71%
$100,000 to $249,999                                3.50%                           3.63%
$250,000 to $499,999                                2.50%                           2.56%
$500,000 to $999,999                                2.00%                           2.04%
$1 million or more*                                  none                           None
-----------------------------------------------------------------------------------------------

*No sales charge applies on investments in Class A shares of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Sales charge reductions and waivers

To receive a reduction or waiver of your initial sales charge, you must let your financial intermediary or the fund know at the time you purchase shares that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the fund know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the fund with evidence of your qualification for the reduction or waiver, such as records regarding shares of [Mellon Institutional Funds, Dreyfus Premier Funds or Dreyfus Founders Funds] held in accounts with that financial intermediary and other financial intermediaries. [Additional information regarding reductions and waivers of sales loads is available, free of charge, at www.dreyfus.com and in the SAI.]

You can reduce your initial sales charge in the following ways:

o Rights of accumulation. You can count toward the amount of your investment your total account value in all share classes of the fund and certain other [Mellon Institutional Funds, Dreyfus Premier Funds or Dreyfus Founders Funds] that are subject to a sales charge. For example, if you have $1 million invested in shares of certain other Mellon Institutional Funds, you can invest in Class A shares of any fund without an initial sales charge. We may terminate or change this privilege at any time on written notice.

o Letter of intent. You can sign a letter of intent, in which you state your intention to invest a certain amount (your goal) in the fund and certain other Mellon Institutional Funds, Dreyfus Premier Funds or Dreyfus Founders Funds over a 13-month period, and your initial sales charge will be based on your goal. Completing the letter of intent does not obligate you to purchase additional shares. A 90-day back-dated period can also be used to count previous purchases toward your goal. Your goal must be at least $50,000, and your initial investment must be at least $5,000. The sales charge will be adjusted if you do not meet your goal. You must pay the additional sales charge within [20] days after you are notified of the recalculation or it will be deducted from your account (or your sale proceeds). [Any share class for which no sales charge is paid cannot be included under the letter of intent.] For more information regarding letters of intent, please contact your investment professional or obtain and read the SAI.

o Combine with family members. You can also count toward the amount of your investment all investments in certain Mellon Institutional Funds, Dreyfus Premier Funds or Dreyfus Founders Funds, in any class of shares, by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges. (See "How to Buy Shares" in the SAI.)

Class A shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

o full-time or part-time employees, and their [immediate] family members, of Newton or any of its affiliates

o    board members of Newton and board members of the Mellon Institutional Funds

o full-time employees, and their [immediate] family members, of financial institutions that have entered into selling agreements with the fund's distributor

o "wrap" accounts for the benefit of clients of financial institutions, provided they have entered into an agreement with the fund's distributor specifying operating policies and standards

o qualified separate accounts maintained by an insurance company; any state, county or city or instrumentality thereof; charitable organizations investing $50,000 or more in fund shares; and charitable remainder trusts

o [qualified investors who (i) purchase Class A shares directly through the fund's distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the distributor in a Dreyfus-managed fund, including the fund, or a Founders-managed fund since on or before February 28, 2006]

o [investors with cash proceeds from the investor's exercise of employment-related stock options, whether invested in the fund directly or indirectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the fund's distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor's spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options]

o members of qualified affinity groups who purchase Class A shares directly through the fund's distributor, provided that the qualified affinity group has entered into an affinity agreement with the distributor

o employees participating in qualified or non-qualified employee benefit plans

o [in connection with certain reorganizations, liquidations or acquisition transactions involving other investment companies or personal holding companies]

o participants in Dreyfus-sponsored IRA rollover accounts funded with the distribution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the fund's distributor specifically relating to processing rollovers. Upon establishing the Dreyfus-sponsored IRA rollover account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A shares of the fund at NAV in such account

Investors purchasing Class A shares by exchange of Class A shares of another [Mellon Institutional Funds, Dreyfus Premier Funds or Dreyfus Founders] fund may do so either without any front end sales charge (if the applicable Class A sales charge of the other fund is equal to or less than the Class A sales charge of the Fund) or a reduced sales charge (if the applicable sales charge of the other fund is lower than the Class A sales charge of the fund). See "Services for Fund Investors - Exchange Privilege."

Class C share considerations

When you invest in Class C shares, you pay the public offering price, which is the share price, or NAV. Class C shares are not subject to an initial sales charge like Class A shares. Since you pay no initial sales charge, an investment of less than $1 million in Class C shares buys more shares than the same investment would in Class A shares. However, you will pay higher ongoing Rule 12b-1 fees as compared to Class A and R shares. Over time these fees may cost you more than paying an initial sales charge on Class A shares.

Because Class A shares will always be a more favorable investment than Class C shares for investments of $1 million or more, the fund will generally not accept a purchase order for Class C shares in the amount of $1 million or more. While the fund will take reasonable steps to prevent investments of $1 million or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

CDSC waivers: Class A and C shares

A CDSC of 1% payable to the distributor is imposed on any redemption of Class A shares made within one year of the date of purchase if such shares were purchased without a sales load as part of an investment of $1 million or more. A CDCS of 1% payable to the distributor is imposed on any redemption of Class C shares made within one year of the date of purchase.

In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing Class A and C shares of the fund acquired pursuant to the reinvestment of fund dividends and distributions; then, of amounts representing the increase in net asset value of Class A and C shares above the total amount of payments for the purchase of Class A and C shares made during the preceding year; and finally, of amounts representing the cost of shares held for the longest period.

The CDSC on Class A and C shares may be waived in the following cases:

o permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased

o    redemptions made within one year of death or disability of the shareholder

o redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2

o redemptions of Class C shares made through the fund's Automatic Withdrawal Plan, if such redemptions do not exceed 12% of the value of the account annually

o    redemptions from qualified and non-qualified employee benefit plans

Please see the fund's SAI for more information regarding reduced sales charges and breakpoints.

Class R share considerations

Class R shares are offered only to institutional investors acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity for Retirement Plans and SEP-IRAs. Class R shares may be purchased for a Retirement Plan or SEP-IRA only by a custodian, trustee, investment adviser or other entity authorized to act on behalf of such Retirement Plan or SEP-IRA. Institutions effecting transactions in Class R shares for the accounts of their clients may charge their clients direct fees in connection with such transactions.

When you invest in Class R shares, you pay the public offering price, which is the share price, or NAV. Class R shares are not subject to an initial sales charge like Class A shares. Class R shares have a lower total ongoing 12b-1 fee and shareholder services fee, as compared to Class C shares, but the Class A shares have a lower total of such fees than Class R shares.

Because Class A shares will always be a more favorable investment than Class R shares for investments of $1 million or more, the fund will generally not accept a purchase order for Class R shares in the amount of $1 million or more. While the fund will take reasonable steps to prevent investments of $1 million or more in Class R shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class I share considerations

Class I shares are offered only to bank trust departments and other financial service providers (including Mellon Bank, N.A. and its affiliates) acting on behalf of their customers having a qualified trust or investment account or relationship at such institution, or to customers who have received and hold Class I shares of the fund distributed to them by virtue of such an account or relationship.

When you invest in Class I shares, you pay the public offering price, which is the share price, or NAV. Class I shares are not subject to an initial sales charge like Class A shares, nor are Class I shares subject to an ongoing 12b-1 fee. Class I shares are subject to an administrative service fee, pursuant to which the fund pays affiliated and unaffiliated administrators of retirement plans, omnibus accounts and platforms an amount not to exceed an annual rate of 0.15% of the value of the fund's average daily net assets attributable to Class I shares that are held in accounts serviced by such administrators for providing recordkeeping and/or other administrative support services to accounts, retirement plans and their participants.

Buying shares

The NAV of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the NYSE is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. When calculating NAV, the fund's equity investments are valued on the basis of market quotations or official closing prices. If market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its
NAV), the
fund may value those investments at fair value as determined in accordance with procedures approved by the fund's board. Fair value of investments may be determined by the fund's board, or its net asset value committee in good faith using such information as it deems appropriate under the circumstances. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Forward currency contracts will be valued at the current cost of offsetting the contract. Foreign securities held by the fund may trade on days when the fund does not calculate its NAV and thus may affect the fund's NAV on days when investors have no access to the fund.

Investments in foreign securities, small-capitalization equity securities and certain other thinly traded securities may provide short-term traders arbitrage opportunities with respect to the fund's shares. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume, or the market on which such securities are traded closes before the fund calculates its NAV. If short-term investors in the fund were able to take advantage of these arbitrage opportunities they could dilute the NAV of fund shares held by long-term investors. Portfolio valuation policies can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that such valuation policies will prevent dilution of the fund's NAV by short-term traders. While the fund has a policy regarding frequent trading, it too may not be completely effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts. Please see "Your Investment--Shareholder Guide--General Policies" for further information about the fund's short-term trading and excessive exchange policies.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

                       ----------------------------------


Minimum investments
                                                         Initial                             Additional
-----------------------------------------------------------------------------------------------------------------
Class A, C and R shares

Regular accounts                                          $1,000                                $100
Traditional IRAs                                            $750                             no minimum
Spousal IRAs                                                $750                             no minimum
Roth IRAs                                                   $750                             no minimum
Education Savings Accounts                                  $500                             no minimum
                                                                                        after the first year

Class I shares                                          $100,000                               $5,000

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day [for Class A, C and R shares].

                       ----------------------------------


[Side Bar]

Concepts to understand
 ---------------------

Net asset value (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A shares are offered to the public at NAV plus a sales charge. Class C, Class I and Class R shares are offered at NAV, but Class C generally is subject to higher annual operating expenses and a CDSC.

                       ----------------------------------


Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on fund shares you acquired by reinvesting your fund dividends. As described above in this prospectus, there are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for additional details.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

o if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

o the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares


[Side Bar]

Written sell orders
 ------------------

Some circumstances require written sell orders along with signature guarantees [for Class A, C and R shares]. These include:

          o amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

          o    requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.


Limitations on selling shares by phone or online [for Class A, C and R shares]

Proceeds                         Minimum                        Maximum
sent by                          phone/online                   phone/online
---------------------------------------------------------------------------------------------
Check*                           no minimum                     $250,000 per day

Wire                             $1,000                         $500,000 for joint accounts
                                                                every 30 days/$20,000 per day

Dreyfus TeleTransfer             $500                           $500,000 for joint accounts every 30
                                                                days/$20,000 per day

                       ----------------------------------

* Not available online on accounts whose address has been changed within the last 30 days.

General policies

Unless you decline teleservice privileges on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund is designed for long-term investors. Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, the fund's board has adopted a policy of discouraging excessive trading, short-term market timing, and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. MBSC and the fund will not enter into arrangements with any person or group to permit frequent trading.

The fund reserves the right to:

o change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions
o    change its minimum or maximum investment amounts
o delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)
o "redeem in kind," or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund's assets)
o refuse any purchase or exchange request, including those from any individual or group who, in the fund's view, is likely to engage in frequent trading

Redemption fee:

Short-term trading and excessive exchange activity in the fund may interfere with portfolio management and have an adverse effect on the fund and its shareholders. Each fund in the Mellon Institutional Funds family of funds imposes a redemption fee of 2.00% of the total redemption amount (calculated at net asset value) if you sell or exchange your shares after holding them for less than 30 days (7 days for the Intermediate Tax Exempt Bond Fund). The redemption fee is paid directly to the fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first.

The redemption fee does not apply to shares that were acquired through reinvestment of dividends or capital gains distributions, or to redemptions or exchanges by the following categories of transactions:

Certain Retirement Account Activity:

o Shares redeemed as a result of a retirement plan sponsor decision (e.g. retirement plan-wide re-allocations or termination).
o Retirement account redemptions as a result of minimum required distributions and returns of excess contributions.
o Shares redeemed as part of a retirement plan participant-directed distribution including, but not limited to: death distributions, loan withdrawals and Qualified Domestic Relations Orders ("QDROs").

Non-shareholder Directed Activity:

Shares redeemed through an automatic, nondiscretionary rebalancing or asset re-allocation program, or via a systematic withdrawal plan.

Other Activity:

o    Redemptions of $2,500 or less.
o Rollovers, transfers and changes of account registration within a fund (provided the monies do not leave the fund), and redemptions in kind.
o Transactions that are not motivated by short-term trading considerations, which have received prior approval by the Mellon Institutional Fund's Chief Compliance Officer.

The funds may, however, assess redemption fees in any of these types of transactions if, in the opinion of the fund, the transaction is intended to circumvent the redemption fee policy. In addition, the funds may modify their redemption policies at any time without giving advance notice to shareholders.

While the funds seek to apply its redemption fee policy to all accounts, a fund may not be able to apply the fee to accounts which are maintained by some financial intermediaries (Omnibus Accounts) because of the difficulty in identifying the individual investor transactions or the difficulty in identifying the investor responsible for a particular transaction even if the transaction itself is identified. To the extent a fund is able to identify excessive short-term trading in Omnibus Accounts, the fund will seek the cooperation of the intermediary to enforce the Mellon Institutional Funds' redemption fee policy. In addition, some financial intermediaries have agreed to monitor short-term trading and excessive exchange activity on transactions in their customer accounts in accordance with the intermediary's own policy, which may differ from the funds' policy in terms of the amount or existence of a redemption fee, the holding period and the types of transactions which could trigger the fee. The funds may allow the intermediary to apply its own policy to its customer's accounts in place of funds' redemption fee policy if the funds determine the intermediary's policy is reasonably designed and sufficiently similar to the funds' policy. Investors who own fund shares indirectly should contact their financial intermediary to determine what restrictions apply to their shares.

[Side Bar]

Small account policies - Class A, C and R shares
----------------------

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; Education Savings Accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500 as a result of redemptions (and not because of performance), the distributor may ask you to increase your balance. If it is still below $500 after 30 days, the distributor may close your account and send you the proceeds.

Small account policies - Class I shares
----------------------

If your account falls below $50,000 as a result of redemptions (and not because of performance), the distributor may ask you to increase your balance. If it is still below $50,000 after 30 days, the distributor may close your account and send you the proceeds.

                       ----------------------------------

Tools used to combat short-term trading and excessive exchange activity

While the Mellon Institutional Funds family of funds provides its shareholders with daily liquidity, its investment programs are designed to serve long-term investors. The funds discourage short-term trading and excessive exchange activity in fund shares, as these activities may hurt the long-term performance of certain funds by requiring them to incur transactions costs, maintain an excessive amount of cash or liquidate portfolio holdings at a disadvantageous time. The funds do not have arrangements to accommodate investors who wish to engage in these activities. Although there is no generally applied standard in the marketplace as to what level of trading activity is excessive, we may consider trading in the funds' shares to be excessive if:

o You sell shares within a short period of time after the shares were purchased;
o You make two or more purchases and redemptions within a short period of time;
o You enter into a series of transactions that is indicative of a timing pattern or strategy; or
o We reasonably believe that you have engaged in such practices in connection with other mutual funds.

The Board of Trustees of the Mellon Institutional Funds has adopted policies and procedures designed to discourage short-term trading and excessive exchange activity in the Funds. These include policies and procedures relating to:

o    trade activity monitoring;
o    exchange guidelines;
o    redemption fee on certain trades in certain funds; and
o    use of fair value pricing.

Each of these tools used by the funds to combat short-term trading and excessive exchange activity is described in more detail below.

Trade activity monitoring
-------------------------

The Mellon Institutional Funds monitor selected trades on a daily basis in an effort to detect short-term trading and excessive exchange activity in the funds. If, as a result of this monitoring, the Mellon Institutional Funds determine that a shareholder has engaged in short-term trading or excessive exchange activities, we will ask the shareholder to stop such activities and refuse to process further purchases or exchanges in the shareholder's accounts. In making such judgments, the Mellon Institutional Funds seek to act in a manner that we believe is consistent with the best interests of shareholders.

Exchange guidelines
--------------------

You may make up to four exchanges out of the same fund in any twelve-month period. If you effect four exchanges out of the same fund during any consecutive twelve-month period, the Mellon Institutional Funds will reject any additional purchase or exchange orders with respect to that fund until such time as you are again entitled to effect an exchange under this policy. Multiple exchanges out of the same fund that occur in the same day will be considered a single exchange. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

Redemption fee
--------------

Pursuant to a policy adopted by the Board of Trustees, you will be charged a 2% redemption fee if you redeem, including by exchange, shares of the fund within 30 days of purchase (7 days for the Intermediate Tax Exempt Bond Fund). See "Shareholder Guide - General Policies - Redemption Fee" for more information.

Fair value pricing
------------------

The trading hours for most foreign securities end prior to the close of the NYSE, the time the fund's net asset values are calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant change in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees. See "Shareholder Guide - Buying Shares" for more information.

Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of short-term trading and excessive exchange activities.

Limitations on the effectiveness of these tools
-----------------------------------------------

Although these tools are designed to discourage short-term trading and excessive exchange activity, you should understand that none of these tools alone nor all of them taken together, can eliminate the possibility that such activity in the funds will occur. For example, the ability of a fund to monitor trades or exchanges by, and or to assess a redemption fee on, the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. For this reason, these tools cannot eliminate the possibility of short-term trading and excessive exchange activities. Moreover, certain of these tools involve judgments that are inherently subjective. The Mellon Institutional Funds seek to make these judgments to the best of our abilities in a manner that we believe is consistent with shareholder interests.

DISTRIBUTIONS AND TAXES
-----------------------

Dividends and distributions

The fund intends to distribute all or substantially all of its net investment income and realized capital gains, if any, for each taxable year. The fund declares and distributes from net investment income semi-annually and distributes net capital gains, if any, annually. All dividends and capital gains are reinvested in shares of the fund that paid them unless the shareholder elects to receive them in cash. Dividends and distributions are taxable, whether you take payment in cash or reinvest them to buy additional fund shares.

Taxes

---------------------------------------------------------------------------------------------------------------------
Transactions                                       U.S. Federal Income Tax Status
---------------------------------------------------------------------------------------------------------------------
Sales or exchanges of shares.                      Usually capital gain or loss. Tax rate depends on how long shares are held.
---------------------------------------------------------------------------------------------------------------------
Distributions of long-term capital gain.           Taxable as long-term capital gain.
---------------------------------------------------------------------------------------------------------------------
Distributions of short-term capital gain.          Taxable as ordinary income.
---------------------------------------------------------------------------------------------------------------------
Dividends from net investment income.              Taxable as either ordinary income or qualified dividend
                                                   income taxable to individual shareholders at a maximum 15%
                                                   U.S. federal income tax rate if so designated by the fund
                                                   and certain other conditions are met by the fund and the
                                                   shareholder, including holding period requirements.
---------------------------------------------------------------------------------------------------------------------

Every January, the fund provides information to its shareholders about the fund's dividends and distributions, which are taxable even if reinvested, and about the shareholders' redemptions during the previous calendar year. Any shareholder who does not provide the fund with a correct taxpayer identification number and required certification may be subject to federal backup withholding tax.

Shareholders should generally avoid investing in the fund shortly before an expected taxable dividend or capital gain distribution. Otherwise, a shareholder may pay taxes on dividends or distributions that are economically equivalent to a partial return of the shareholder's investment.

Shareholders should consult their tax advisers about their own particular tax situations.

SERVICES FOR FUND INVESTORS
---------------------------

The third party through whom you purchased fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

For investing
--------------

Dreyfus Automatic                                     For making automatic investments from a designated bank
Asset Builder(R)                                      account.

Dreyfus Payroll Savings Plan                          For making automatic investments through a payroll deduction.

Dreyfus Government Direct Deposit Privilege           For making automatic investments from your federal employment,
                                                      Social Security or other regular federal government check.

Dreyfus Dividend Sweep                                For automatically reinvesting the dividends and distributions from the fund into another Dreyfus fund or certain Dreyfus
                                                      Founders funds (not available for IRAs).

For exchanging shares
---------------------
Dreyfus Auto-Exchange Privilege                       For making regular exchanges from the fund into another Dreyfus fund or certain Dreyfus Founders funds.

For selling shares
------------------
Dreyfus Automatic Withdrawal Plan                     For making regular withdrawals from most Dreyfus funds.  There will be no CDSC on Class C shares, as long as the amount of any withdrawal does not exceed on an annual basis 12% of the greater of the account value at the time of the first
                                                      withdrawal under the plan, or at the time of the subsequent withdrawal.

Exchange privilege

You can exchange shares worth $500 or more (no minimum for retirement accounts) from one class of the fund into the same class of another [Mellon Institutional Fund,] Dreyfus Premier fund or Dreyfus Founders fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Mellon Institutional Fund account with a phone call, or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative.

Reinstatement privilege

Upon written request, you can reinvest up to the number of Class A or Class R shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

When you elect reinstatement, you are subject to the provisions outlined in the fund's prospectus, including the fund's minimum investment requirement. Your sale proceeds will be reinvested in shares of the fund at the Class A or Class R net asset value per share determined after the transfer agent receives your written request for reinstatement.

You may realize a gain or loss for federal income tax purposes as a result of your sale of fund shares, and special tax rules apply if you elect reinstatement. Consult your tax adviser for more information.

Account statements

Every fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

                       ----------------------------------

                                               INSTRUCTIONS FOR REGULAR ACCOUNTS

TO OPEN AN ACCOUNT
------------------

In Writing

Complete the application.
Mail your application and a check to:
Name of Fund
P.O. Box 55268, Boston, MA 02205-8502
Attn: Institutional Processing

By Telephone
[--------------------]

Wire Call to request an account application and an account number. Have your bank send your investment to Mellon Bank, N.A., with these instructions:
o ABA# 011001234
o DDA# _________
o the fund name
o the share class
o your account number
o name(s) of investor(s)
o dealer number if applicable

Return your application with the account number on the application.

Online (www.dreyfus.com)
[--------------------]


Automatically

With an initial investment Indicate on your application which automatic service(s) you want. Return your application with your investment.

TO ADD TO AN ACCOUNT
--------------------

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
Name of Fund
P.O. Box 55268, Boston, MA 02205-8502
Attn: Institutional Processing

Wire Have your bank send your investment to Mellon Bank, N.A., with these instructions:
o   ABA# 011001234
o   DDA# _________
o   the fund name
o   the share class
o   your account number
o   name(s) of investor(s)
o   dealer number if applicable

Electronic check Same as wire, but before your 14-digit account number insert "___" for Class A, "___" for Class C, "___" for Class I and "___" for Class R.

Dreyfus TeleTransfer Request Dreyfus TeleTransfer on your application. Call to request your transaction.

Dreyfus TeleTransfer Request Dreyfus TeleTransfer on your application. Visit www.dreyfus.com to request your transaction.

All services Call a financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a letter of instruction that includes:
o   your name(s) and signature(s)
o   your account number
o   the fund name
o   the share class
o   the dollar amount you  want to sell
o   how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Shareholder Guide--Selling Shares").

Mail your request to:
Mellon Institutional Funds
P.O. Box 55268, Boston, MA  02205-8502
Attn:  Institutional Processing

Wire Call a financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

Dreyfus TeleTransfer Call a financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

Check Call a financial representative to request your transaction. A check will be sent to the address of record.

Wire Visit www.dreyfus.com to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

Dreyfus TeleTransfer Visit www.dreyfus.com to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

Check Visit www.dreyfus.com to request your transaction. A check will be sent to the address of record.

Dreyfus Automatic Withdrawal Plan Call a financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

[Left Side Bar]

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611.

Make checks payable to:  Mellon Institutional Funds.

[Right Side Bar]

Concepts to understand
----------------------

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

                       ----------------------------------

                                                           INSTRUCTIONS FOR IRAS

TO OPEN AN ACCOUNT
------------------
In Writing

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to:
Mellon Bank, N.A., Custodian
P.O. Box 55552, Boston, MA  02205-8568
Attn: Institutional Processing

By Telephone

         --------------------

Automatically

         --------------------

TO ADD TO AN ACCOUNT
---------------------

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to:

Mellon Bank, N.A., Custodian
P.O. Box 55552, Boston, MA  02205-8568
Attn: Institutional Processing

Wire Have your bank send your investment to Mellon Bank, N.A., with these instructions:
o   ABA# 011001234
o   DDA# _________
o   the fund name
o   the share class
o   your account number
o   name of investor
o   the contribution year
o   dealer number if applicable

Electronic check Same as wire, but before your 14-digit account number insert "___" for Class A, "___" for Class C and "___" for Class R.

All services Call a financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES
--------------

Write a letter of instruction that includes:
o   your name and signature
o   your account number and fund name
o   the share class
o   the dollar amount you want to sell
o   how and where to send the proceeds
o   whether the distribution is qualified or premature
o   whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see "Shareholder Guide--Selling Shares").

Mail your request to:

Mellon Bank, N.A., Custodian
P.O. Box 55552, Boston, MA 02205-8568
Attn:  Institutional Processing

--------------------------------

Systematic Withdrawal Plan Call to request instructions to establish the plan.

[Side Bar]

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611.

Make checks payable to:  Mellon Bank, N.A., Custodian.

                                 The fund's service providers

        Principal Underwriter                          Independent Registered Public Accounting Firm
   Mellon Funds Distributor, L.P.

    Custodian and Fund Accountant                                      Legal Counsel
          Mellon Bank, N.A.                              Wilmer Cutler Pickering Hale and Dorr LLP

           Transfer Agent
       Dreyfus Transfer, Inc.

                              FOR MORE INFORMATION

Newton International Equity Fund
A series of Mellon Institutional Funds Investment Trust
-------------------------------------------------------
SEC file number: 811-04813

More information on this fund is available free upon request, including the following:

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.melloninstutionalfunds.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.melloninstitutionalfunds.com, under Fund Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the fund will publicly disclose at www.melloninstitutionalfunds.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's SAI.

[Left Side Bar]

         To obtain information:
         ----------------------

         By telephone
         Call your financial representative or 1-800-554-4611

         By mail  Write to:
         Mellon Institutional Funds
         [144 Glenn Curtiss Boulevard
         Uniondale, NY  11556-0144]

         On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

         You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(C) 2008 MBSC Securities Corporation

February 1, 2008


                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                             Mellon Financial Center
                                One Boston Place
                           Boston, Massachusetts 02108
                                 (800) 221-4795

                       STATEMENT OF ADDITIONAL INFORMATION

                        Newton International Equity Fund
                 (Class A, Class C, Class I and Class R Shares)

This Statement of Additional Information ("SAI") is not a prospectus. The SAI expands upon and supplements the information contained in the Class A, Class C, Class I and Class R shares prospectus, dated February 1, 2008, as amended and/or supplemented from time to time, of Newton International Equity Fund (the "fund") a separate investment series of Mellon Institutional Funds Investment Trust (the "Trust").

This SAI should be read in conjunction with the prospectus. Additional information about the fund's investments will be available in the fund's annual and semi-annual reports to shareholders, and quarterly reports filed with the Securities and Exchange Commission ("SEC"). Investors can get free copies of reports and the prospectus, request other information and discuss their questions about the fund by contacting the fund at the phone number above.

                                              Contents

INVESTMENT OBJECTIVES AND POLICIES................................................................................3
DESCRIPTION OF SECURITIES AND RELATED RISKS.......................................................................3
INVESTMENT TECHNIQUES AND RELATED RISK...........................................................................11
INVESTMENT RESTRICTIONS..........................................................................................19
PORTFOLIO HOLDINGS DISCLOSURE....................................................................................21
MANAGEMENT.......................................................................................................22
ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS..............................................................30
CODE OF ETHICS...................................................................................................33
SUMMARY OF PROXY VOTING POLICY AND PROCEDURES....................................................................33
HOW TO BUY SHARES................................................................................................35
HOW TO SELL SHARES...............................................................................................40
SHAREHOLDER SERVICES.............................................................................................43
PORTFOLIO TRANSACTIONS...........................................................................................47
DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN..................................................................48
DETERMINATION OF NET ASSET VALUE.................................................................................50
THE FUND AND ITS SHARES..........................................................................................50
TAXATION 51
ADDITIONAL INFORMATION...........................................................................................57
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS...........................................57

                       INVESTMENT OBJECTIVES AND POLICIES

The prospectus describes the investment objective and policies of the fund. The following discussion supplements the description of the fund's investment policies in the prospectus.

Suitability. The fund is not intended to provide an investment program meeting all of the requirements of an investor. Notwithstanding the fund's ability to spread risk by holding securities of a number of portfolio companies, shareholders should be able and prepared to bear the risk of investment losses which may accompany the investments contemplated by the fund.

                   DESCRIPTION OF SECURITIES AND RELATED RISKS

General Risks of Investing in the Fund

The fund invests primarily in equity and equity-related securities and is subject to the risks associated with investments in such securities. Because investing in equity and equity-related securities is the principal investment strategy for the fund, the risks associated with these investments are described in the prospectus. The fund is also subject to the risks associated with direct investments in foreign securities and, to a lesser degree, to the risks associated with investments in fixed income securities.

Investing in Foreign Securities

The fund may invest in foreign securities without limit. Investors should understand that the expense ratio of the fund may be higher than that of investment companies investing exclusively in domestic securities because of the cost of maintaining the custody of foreign securities.

Investing in the securities of foreign issuers involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Investments in foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets and foreign custodial costs are higher than domestic custodial costs. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the U.S. Most foreign securities markets may have substantially less trading volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on divided or interest payments (or in some cases, capital gains), limitations on the removal of funds or other assets, political or social instability or diplomatic developments which could affect investment in those countries.

Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which the fund's investments are denominated relative to the U.S. dollar will affect the fund's net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to that country's economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which the fund's securities are quoted would reduce the fund's net asset value per share. The portion of the fund's assets invested in securities denominated in non-U.S. currencies will vary depending on market conditions.

The fund may enter into forward foreign currency exchange contracts and cross-currency forward contracts with banks or other foreign currency brokers or dealers to purchase or sell foreign currencies at a future date and may purchase and sell foreign currency futures contracts and cross-currency futures contracts to seek to hedge against chances in foreign currency exchange rates. A forward foreign currency exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. A cross-currency forward contract is a forward contract that uses one currency which historically moves in relation to a second currency to hedge against changes in that second currency.

See "Strategic and Derivative Transactions" within the "Investment Techniques and Related Risks" section for a further discussion of the risks associated with currency transactions.

Investing in Securities of Emerging Markets. The fund may also invest in securities of issuers in emerging markets, including issuers in Asia (including Russia), Eastern Europe, Latin and South America, the Mediterranean and Africa. The fund may invest up to 20% of its total assets in issuers located in emerging markets. The fund may also invest in currencies of such countries and may engage in strategic transactions in the markets of such countries.

Investing in the securities of emerging market countries involves considerations and potential risks not typically associated with investing in the securities of U.S. issuers whose securities are principally traded in the United States. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization and less social, political and economic stability;
(ii) the small current size of the markets for securities of emerging market issuers and the currently low or nonexistent volume of trading and frequent artificial limits on daily price movements, resulting in lack of liquidity and in price uncertainty; (iii) certain national policies which may restrict the fund's investment opportunities, including limitations on aggregate holdings by foreign investors and restrictions on investing in issuers or industries deemed sensitive to relevant national interests; (iv) the absence of developed legal structures governing private or foreign investment in private property which may adversely affect the fund's ability to retain ownership of its securities during periods of economic, social or political turmoil; and (v) high rates of inflation and rapid fluctuations in interest rates that have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

The economies of emerging market countries may be predominantly based on only a small number of industries or dependent on revenues from the sale of particular commodities or on international aid or development assistance. As a result, these economies may be significantly more vulnerable to changes in local or global trade conditions, and may suffer from volatile or extreme fluctuations in currency exchange rates, inflation and deflation rates as well as debt burdens. Many emerging market countries have experienced and will continue to experience periods of rapid inflation, resulting in significant market uncertainty and sharp drops in the U.S. dollar value of the country's assets. The currencies of emerging market countries may also be devalued as a result of governmental action in addition to market factors.

Recently, the economies of certain emerging market countries have experienced deflation which has diminished the demand for goods and services resulting in excess capacity in factories that were built upon the forecast of continuing strong demand for such goods and services. All of these risks may adversely affect the fund's investments in emerging market countries.

Investment and Repatriation Restrictions. Foreign investment in the securities markets of several emerging market countries is restricted or controlled to varying degrees. These restrictions may limit the fund's investment in certain emerging market countries, require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of such company available for purchase by nationals. In certain countries, the fund may be limited by government regulation or a company's charter to a maximum percentage of equity ownership in any one company. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the fund. From time to time, the investment adviser of the Fund, Newton Capital Management, Limited (the "Adviser"), may determine that investment and repatriation restrictions in certain emerging market countries negate the advantages of investing in such countries and the fund is not required to invest in any emerging market country.

In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. The Adviser may determine from time to time to invest in the securities of emerging market countries which may impose restrictions on foreign investment and repatriation that cannot currently be predicted. Due to restrictions on direct investment in equity securities in certain emerging market countries, such as Taiwan, the fund may invest only through investment funds in such emerging market countries.

The repatriation of both investment income and capital from several emerging market countries is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of the fund to the extent that it invests in emerging market countries.

Market Characteristics. All of the securities markets of emerging market countries have substantially less volume than the New York Stock Exchange. Equity securities of most emerging market companies are generally less liquid and subject to greater price volatility than equity securities of U.S. companies of comparable size. Some of the stock exchanges in the emerging market countries are in the earliest stages of their development.

Certain of the securities markets of emerging market countries are marked by high concentrations of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. Even the market for relatively widely traded securities in the emerging markets may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the United States. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. Accordingly, each of these markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. The less liquid the market, the more difficult it may be for the fund to accurately price its portfolio securities or to dispose of such securities at the times determined by the Adviser to be appropriate. The risks associated with the liquidity of a market may be particularly acute in situations in which the fund's operations require cash, such as the need to meet redemption requests for its shares, to pay dividends and other distributions and to pay its expenses. To the extent that any emerging market country experiences rapid increases in its money supply and investment in equity securities is made for speculative purposes, the equity securities traded in any such country may trade at price-earnings ratios higher than those of comparable companies trading on securities markets in the United States. Such price-earnings ratios may not be sustainable.

Settlement procedures in emerging market countries are less developed and reliable than those in the United States and in other developed markets, and the fund may experience settlement delays or other material difficulties. In addition, significant delays are common in registering transfers of securities, and the fund may be unable to sell such securities until the registration process is completed and may experience delays in receipt of dividends and other entitlements.

Brokerage commissions and other transactions costs on securities exchanges in emerging market countries are generally higher than in the United States. There is also less government supervision and regulation of foreign securities exchanges, brokers and listed companies in emerging market countries than exists in the United States. Brokers in emerging market countries may not be as well capitalized as those in the United States, so that they are more susceptible to financial failure in times of market, political or economic stress. In addition, existing laws and regulations are often inconsistently applied. As legal systems in emerging market countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

Financial Information and Standards. Issuers in emerging market countries generally are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market company may not reflect its financial position or results of operations in the same manner as financial statements for U.S. companies. Substantially less information may be publicly available about issuers in emerging market countries than is available about issuers in the United States.

Economic, Political and Social Factors. Many emerging market countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes or attempted changes in government through extra-constitutional means;
(ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Such economic, political and social instability could significantly disrupt financial markets of emerging market countries and adversely affect the value of the fund's assets so invested.

Few emerging market countries have fully democratic governments. Some governments in the region are authoritarian in nature or are influenced by armed forces which have been used to control civil unrest. In the past, governments of certain emerging market countries have been installed or removed as a result of military coups, while governments in other emerging market countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging market countries. Several emerging market countries have or in the past have had hostile relationships with neighboring nations or have experienced internal insurrections.

The economies of most emerging market countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Union. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the emerging securities markets. In addition, the economies of some emerging market countries are vulnerable to weakness in world prices for their commodity exports.

There may be the possibility of expropriations, confiscatory taxation, political, economic or social instability or diplomatic developments which would adversely affect assets of the fund held in emerging market or other foreign countries. Governments in certain emerging market countries participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could have a significant adverse effect on market prices of securities and payment of dividends.

Investing in Fixed Income Securities

The fund may invest a portion of its total assets in fixed income securities. Fixed income securities are subject to interest rate risk, default risk and call and extension risk.

Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations causing the fund to sustain losses on such investments. A default could impact both interest and principal payments. Because the fund invests only in investment grade fixed income securities, this risk is reduced.

Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise a right to pay principal on an obligation earlier than scheduled which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and the fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise a right to pay principal on an obligation later than scheduled which would cause cash flows to be returned later than expected. This typically results when interest rates have increased and the fund will suffer from the inability to invest in higher yield securities.

Credit Quality. Investment grade securities are those that are rated at least Baa by Moody's or BBB by Standard & Poor's, Duff or Fitch or, if unrated, determined by the Adviser to be of comparable credit quality. High grade securities are those that are rated within the top three investment grade ratings (i.e., Aaa, Aa or A by Moody's or AAA, AA or A by Standard & Poor's, Duff or Fitch) or, if unrated, determined by the Adviser to be of comparable credit quality. If a security is rated differently by two or more rating agencies, the Adviser uses the highest rating to compute the fund's credit quality and also to determine the security's rating category. If the rating of a security held by the fund is downgraded below investment grade, the Adviser will determine whether to retain that security in the fund's portfolio. Securities rated Baa by Moody's or BBB by Standard & Poor's, Duff or Fitch are generally considered medium grade obligations and have some speculative characteristics. Adverse changes in economic conditions or other circumstances are more likely to weaken the medium grade issuer's capability to pay interest and repay principal than is the case for high grade securities.

Specific Risks

The following sections include descriptions of specific risks that are associated with the fund's purchase of a particular type of security or the utilization of a specific investment technique.

Common Stocks. The fund purchases common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Micro and Small Capitalization Stocks. The fund may invest in securities of small capitalization companies. Although investments in small capitalization companies may present greater opportunities for growth, they also involve greater risks than are customarily associated with investments in larger, more established companies. The securities of small companies may be subject to more volatile market movements than securities of larger, more established companies. Small capitalization companies may have limited product lines, markets or financial resources, and they may depend upon a limited or less experienced management group. The securities of small capitalization companies may be traded only on the OTC market or on a regional securities exchange and may not be traded daily or in the volume typical of trading on a national securities exchange. As a result, the disposition by the fund of securities in order to meet redemptions or otherwise may require the fund to sell securities at a discount from market prices, over a longer period of time or during periods when disposition is not desirable.

Convertible Securities. The fund may invest in convertible debt and preferred stock. Convertible debt securities and preferred stock entitle the holder to acquire the issuer's stock by exchange or purchase for a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Warrants. The fund may purchase warrants. Warrants acquired by the fund entitle it to buy common stock from the issuer at a specified price and time. Warrants are subject to the same market risks as stocks, but may be more volatile in price. The fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before the expiration dates.

Depositary Receipts and Depositary Shares. The fund may purchase depositary receipts and depositary shares. Depositary receipts and depositary shares are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities of a U.S. or foreign issuer. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored depositary instruments and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities. Examples of such investments include, but are not limited to, American Depositary Receipts and Shares ("ADRs" and "ADSs"), Global Depositary Receipts and Shares ("GDRs" and "GDSs") and European Depositary Receipts and Shares ("EDRs" and "EDSs").

Investments in REITs. The fund may invest in shares of real estate investment trusts ("REITs"), which are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies. REITs are dependent upon management skills, are not diversified, and are subject to risks of project financing, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from taxation under the Internal Revenue Code of 1986, as amended (the "Code").

Corporate Debt Obligations. The fund may invest in corporate debt obligations and zero coupon securities issued by financial institutions and corporations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security.

U.S. Government Securities. The fund may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation), or
(d) only the credit of the agency. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises in the future. U.S. Government securities also include Treasury receipts, zero coupon bonds, U.S. Treasury inflation-indexed bonds, deferred interest securities and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently.

Sovereign Debt Obligations. The fund may invest in sovereign debt obligations. Investments in sovereign debt obligations involve special risks that are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the fund's net asset value, to the extent it invests in such securities, may be more volatile than prices of U.S. debt issuers. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

Repurchase Agreements. The fund is not subject to any limits except that investments in repurchase agreements maturing in more than 7 days are subject to the fund's 15% limit on investments in illiquid securities. In a repurchase agreement, the fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent. Repurchase agreements acquired by the fund will always be fully collateralized as to principal and interest by money market instruments and will be entered into only with commercial banks, brokers and dealers considered creditworthy by the Adviser.

Short Sales. The fund may engage in short sales and short sales against the box. In a short sale, the fund sells a security it does not own in anticipation of a decline in the market value of the security. In a short sale against the box, the fund either owns or has the right to obtain at no extra cost the security sold short. The broker holds the proceeds of the short sale until the settlement date, at which time the fund delivers the security (or an identical security) to cover the short position. The fund receives the net proceeds from the short sale. When the fund enters into a short sale other than against the box, the fund must first borrow the security to make delivery to the buyer and must place cash or liquid assets in a segregated account that is marked to market daily. Short sales other than against the box involve unlimited exposure to loss. The securities of the fund will not be sold short if, after giving effect to any such short sale, the total market value of all securities sold short would exceed 5% of the value of the fund's net assets.

Loans of Portfolio Securities. Subject to its investment restrictions, the fund, may seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to financial institutions, such as broker-dealers, and would be required to be secured continuously by collateral maintained on a current basis at an amount at least equal to the market value of the securities loaned. The rules of the New York Stock Exchange give the fund the right to call a loan and obtain the securities loaned at any time on five days' notice. For the duration of a loan, the fund would receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but the fund would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of its consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk.

At the present time the staff of the SEC does not object if an investment company pays reasonable negotiated fees to the lending agent in connection with loaned securities as long as such fees are pursuant to a contract approved by the investment company's trustees.

Restricted and Illiquid Securities. The fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, swap transactions, certain OTC options and certain restricted securities. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy relevant liquidity requirements.

The Board of Trustees has adopted guidelines and delegated to the Adviser the daily function of determining and monitoring the liquidity of portfolio securities, including restricted and illiquid securities. The Board of Trustees however retains oversight and is ultimately responsible for such determinations. The purchase price and subsequent valuation of illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Investments in Other Investment Companies. The fund is permitted to invest up to 10% of its total assets in shares of registered investment companies and up to 5% of its total assets in any one registered investment company as long as that investment does not represent more than 3% of the total voting stock of the acquired investment company. Investments in the securities of other investment companies may involve duplication of advisory fees and other expenses. The fund may invest in investment companies that are designed to replicate the composition and performance of a particular index. For example, Standard & Poor's Depositary Receipts ("SPDRs") are exchange-traded shares of a closed-end investment company designed to replicate the price performance and dividend yield of the Standard & Poor's 500 Composite Stock Price Index. Investments in index baskets involve the same risks associated with a direct investment in the types of securities included in the baskets.

Portfolio Turnover and Short-Term Trading. Although it is not the policy of the fund to purchase or sell securities for trading purposes, the fund places no restrictions on portfolio turnover and will sell a portfolio security without regard to the length of time such security has been held if, in the Adviser's view, the security meets the criteria for disposal. A high rate of portfolio turnover (100% or more) involves correspondingly higher transaction costs which must be borne directly by the fund and thus indirectly by its shareholders. It may also result in the fund's realization of larger amounts of short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

The portfolio turnover rate for the fund is calculated by dividing the lesser of purchases and sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. The table below explains any significant variation in the fund's portfolio turnover rate for the years ended September 30, 2006 and 2007, or any anticipated variation in the portfolio turnover rate from that reported for the last fiscal year:

      ----------------------------------------------------------------
      Fund                                     2007        2006
      ----------------------------------------------------------------
      Newton International Equity Fund         ___%        84%
      ----------------------------------------------------------------

Temporary Defensive Investments. Notwithstanding the fund's investment objective, the fund may on occasion, for temporary defensive purposes to preserve capital or to meet redemption requests, hold part or all of its assets in cash and investment grade money market instruments (i.e., securities with maturities of less than one year) and short-term debt securities (i.e., securities with maturities of one to three years). The fund may also invest uncommitted cash and cash needed to maintain liquidity for redemptions in investment grade money market instruments and short-term debt securities. The fund is limited to investing up to 20% of its net assets in investment grade fixed income securities under normal circumstances.

The money market instruments and short-term debt securities in which the fund may invest consist of obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or authorities; instruments (including negotiable certificates of deposit, non-negotiable fixed time deposits and bankers' acceptances) of U.S. banks and foreign banks; repurchase agreements; and prime commercial paper of U.S. companies and foreign companies.

Money market instruments in which the fund invests will be rated at the time of purchase P-1 by Moody's or A-1 or Duff-1 by Standard & Poor's, Duff and Fitch or, if unrated, determined by the Adviser to be of comparable quality. At least 95% of the fund's assets invested in short-term debt securities will be rated, at the time of investment, Aaa, Aa, or A by Moody's or AAA, AA, or A by Standard & Poor's or, if not rated, determined to be of comparable credit quality by the Adviser. Up to 5% of the fund's total assets invested in short-term debt securities may be invested in securities which are rated Baa by Moody's or BBB by Standard & Poor's or, if not rated, determined to be of comparable credit quality by the Adviser.

                     INVESTMENT TECHNIQUES AND RELATED RISKS

Strategic and Derivative Transactions. The fund may, but is not required to, utilize various investment strategies to seek to hedge market risks (such as interest rates, currency exchange rates and broad or specific equity or fixed income market movements) or to enhance potential gain. Such strategies are generally accepted as part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments used by the fund may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing their investment objectives, the fund may purchase and sell (write) exchange-listed and OTC put and call options on securities, equity indices and other financial instruments; purchase and sell financial futures contracts and options thereon; and enter into currency transactions such as forward foreign currency exchange contracts, cross-currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to seek to protect against possible changes in the market value of securities held in or to be purchased for the fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to seek to protect the fund's unrealized gains in the value of portfolio securities, to facilitate the sale of such securities for investment purposes, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. In addition to the hedging transactions referred to in the preceding sentence, Strategic Transactions may also be used to enhance potential gain in circumstances where hedging is not involved although the fund will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for such purposes to not more than 3% of its net assets at any one time and, to the extent necessary, the fund will close out transactions in order to comply with this limitation. (Transactions such as writing covered call options are considered to involve hedging for the purposes of this limitation.) In calculating the fund's net loss exposure from such Strategic Transactions, an unrealized gain from a particular Strategic Transaction position would be netted against an unrealized loss from a related Strategic Transaction position. For example, if the Adviser believes that the fund is underweighted in cyclical stocks and overweighted in consumer stocks, the fund may buy a cyclical index call option and sell a cyclical index put option and sell a consumer index call option and buy a consumer index put option. Under such circumstances, any unrealized loss in the cyclical position would be netted against any unrealized gain in the consumer position (and vice versa) for purposes of calculating the fund's net loss exposure.

The ability of the fund to utilize Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market and currency and interest rate movements, which cannot be assured. The fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. The fund's activities involving Strategic Transactions may be limited in order to enable the fund to satisfy the requirements of the Code for qualification as a regulated investment company.

Risks of Strategic and Derivative Transactions. Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. The risks associated with the fund's transactions in options, futures and other types of derivative securities including swaps may include some or all of the following: market risk, leverage and volatility risk, correlation risk, credit risk and liquidity and valuation risk. The writing of put and call options may result in losses to the fund, force the purchase or sale, respectively of portfolio securities at inopportune times or for prices higher than (in the case of purchases due to the exercise of put options) or lower than (in the case of sales due to the exercise of call options) current market values, limit the amount of appreciation the fund can realize on their respective investments or cause the fund to hold a security it might otherwise sell or sell a security it might otherwise hold. The use of currency transactions by the fund can result in the fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the fund's position. The writing of options could significantly increase the fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time, in certain circumstances, these transactions tend to limit any potential gain which might result from an increase in value of such position. The loss incurred by the fund in writing options and entering into futures transactions is potentially unlimited; however, as described above, the fund will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for such purposes to not more than 3% of its net assets at any one time. Futures markets are highly volatile and the use of futures may increase the volatility of the fund's net asset value. Finally, entering into futures contracts would create a greater ongoing potential financial risk than would purchases of options where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value and the net result may be less favorable than if the Strategic Transactions had not been utilized.

Risks of Strategic and Derivative Transactions Outside the United States. When conducted outside the United States and especially in emerging markets, Strategic Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) lesser availability than in the United States of data on which to make trading decisions, (ii) delays in the fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iii) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (iv) lower trading volume and liquidity, and (v) other complex foreign political, legal and economic factors. At the same time, Strategic Transactions may offer advantages such as trading in instruments that are not currently traded in the United States or arbitrage possibilities not available in the United States.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of the fund's assets in special accounts, as described below under "Use of Segregated Accounts."

A put option gives the purchaser of the option, in consideration for the payment of a premium, the right to sell, and the writer the obligation to buy (if the option is exercised) the underlying security, commodity, index, or other instrument at the exercise price. For instance, the fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the fund the right to sell such instrument at the option exercise price. A call option, in consideration for the payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell (if the option is exercised) the underlying instrument at the exercise price. The fund may purchase a call option on a security, currency, futures contract, index or other instrument to seek to protect the fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and

Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

The fund's ability to close out its position as a purchaser or seller of an exchange listed put or call option is dependent, in part, upon the liquidity of the option market. There is no assurance that a liquid option market on an exchange will exist. In the event that the relevant market for an option on an exchange ceases to exist, outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The fund will generally sell (write) OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the fund to require the Counterparty to sell the option back to the fund at a formula price within seven days. OTC options purchased by the fund and portfolio securities "covering" the amount of the fund's obligation pursuant to an OTC option sold by them (the cost of the sell-back plus the in-the-money amount, if any) are subject to the fund's restriction on illiquid securities, unless determined to be liquid in accordance with procedures adopted by the Board of Trustees. For OTC options written with "primary dealers" pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount which is considered to be illiquid may be calculated by reference to a formula price. The fund expects generally to enter into OTC options that have cash settlement provisions, although they are not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in the OTC option market. As a result, if the Counterparty fails to make delivery of the security, currency or other instrument underlying an OTC option it has entered into with the fund or fails to make a cash settlement payment due in accordance with the terms of that option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The fund will engage in OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received, combined with any credit enhancements, a long-term debt rating of A from S&P or Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or which issue debt that is determined to be of equivalent credit quality by the Adviser.

If the fund sells (writes) a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the fund's income. The sale (writing) of put options can also provide income.

The fund may purchase and sell (write) call options on equity securities and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All call options sold by the fund must be "covered" (i.e., the fund must own the securities or the futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the fund will receive the option premium to help offset any loss, the fund may incur a loss if the exercise price is below the market price for the security subject to the call at the time of exercise. A call option sold by the fund also exposes the fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the fund to hold a security or instrument which it might otherwise have sold.

The fund may purchase and sell (write) put options on equity securities and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts. The fund will not sell put options if, as a result, more than 50% of the fund's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the fund may be required to buy the underlying security at a price above the market price.

Options on Securities Indices and Other Financial Indices. The fund may also purchase and sell (write) call and put options on securities indices and other financial indices. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement. For example, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the differential between the closing price of the index and the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount upon exercise of the option. In addition to the methods described above, the fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by the custodian) upon conversion or exchange of other securities in its portfolio.

General Characteristics of Futures. The fund may enter into financial futures contracts or purchase or sell put and call options on such futures. The fund may enter into futures contracts which are based upon indices of foreign securities. Futures are generally bought and sold on the commodities exchanges where they are listed and involve payment of initial and variation margin as described below. The sale of futures contracts creates a firm obligation by the fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The purchase of futures contracts creates a corresponding obligation by the fund, as purchaser, to purchase a financial instrument at a specific time and price. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position upon exercise of the option.

The fund's use of financial futures and options thereon will in all cases be consistent with currently applicable regulatory requirements and, in particular, the regulations of the Commodity Futures Trading Commission (the "CTFC"), which permit principals of an investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") to engage in such transactions without registering as commodity pool operators. The fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a regulated investment company for U.S. federal income tax purposes.

Futures contracts and related options involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the fund to purchase securities or currencies, require the fund to segregate assets to cover such contracts and options. Typically, maintaining a futures contract or selling an option thereon requires the fund to deposit with its custodian for the benefit of a futures commission merchant (or directly with the Futures Commission merchant), as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited directly with the futures commission merchant thereafter on a daily basis as the value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the fund. If the fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur. The segregation requirements with respect to futures contracts and options thereon are described below.

Currency Transactions. The fund may engage in currency transactions with Counterparties to seek to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value or to enhance potential gain. Currency transactions include currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional (agreed-upon) difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The fund may enter into over-the-counter currency transactions with Counterparties which have received, combined with any credit enhancements, a long term debt rating of A by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) whose obligations are determined to be of equivalent credit quality by the Adviser.

The fund's transactions in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will generally be limited to hedging involving either specific transactions or portfolio positions. See "Strategic and Derivative Transactions." Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

The fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

The fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value in relation to other currencies to which the fund has or in which the fund expects to have portfolio exposure. For example, the fund may hold a South Korean security and the Adviser may believe that the Korean won will deteriorate against the Japanese yen. The fund would sell Korean won to reduce its exposure to that currency and buy Japanese yen. This strategy would be a hedge against a decline in the value of Korean won, although it would expose the fund to declines in the value of the Japanese yen relative to the U.S. dollar.

To seek to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which certain of the fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the fund's securities denominated in linked currencies. For example, if the Adviser considers that the British pound is linked to the euro, the fund holds securities denominated in pounds and the Adviser believes that the value of pounds will decline against the U.S. dollar, the Adviser may enter into a contract to sell euros and buy dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the fund is engaging in proxy hedging. If the fund enters into a currency hedging transaction, the fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Swaps, Caps, Floors, Spreads and Collars. Among the Strategic Transactions into which the fund may enter are interest rate, currency rate and index swaps and the purchase or sale of related caps, floors, spreads and collars. Interest rate swaps involve the exchange by the fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the fund may be obligated to pay. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the fund owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. A collar or a spread is a combination of a cap and a floor that preserves a certain rate of return within a predetermined range of interest rates or values.

         The fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the fund receiving or paying, as the case may be, only the net amount of the two payments. The fund will not enter into any swap, cap, floor, spread or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from an NRSRO or the Counterparty issues debt that is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors, spreads and collars are more recent innovations. The liquidity of swaps, caps, floors and collars will be determined for purposes of the fund's policy regarding illiquid securities, based upon continuing review of the trading markets for the specific security. The Board of Trustees has adopted guidelines and delegated to the Adviser the daily function of determining and monitoring the liquidity of swaps, caps, floors, spreads and collars. The Board of Trustees, however, retains oversight focusing on factors such as valuation, liquidity and availability of information and is ultimately responsible for such determinations.

Combined Transactions. The fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple swap transactions, and multiple interest rate transactions, structured notes and any combination of futures, options, swaps, currency, multiple currency transactions (including forward currency contracts) and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser it is in the best interests of the fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Use of Segregated Accounts. The fund will hold securities or other instruments whose values are expected to offset its obligations under the Strategic Transactions. The fund will not enter into Strategic Transactions that expose the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or other options, futures contracts or other instruments or (ii) cash, receivables or liquid securities with a value sufficient to cover its potential obligations. The fund may have to comply with any applicable regulatory requirements for Strategic Transactions, and if required, will set aside cash and other liquid assets on the fund's records or in a segregated account in the amount prescribed. If the market value of these securities declines or the fund's obligations on the underlying Strategic Transaction increases, additional cash or liquid securities will be segregated daily so that the aggregate market value of the segregated securities is at least equal to the amount of the fund's obligations on the underlying Strategic Transactions. Segregated assets would not be sold while the Strategic Transaction is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

Eurodollar Contracts. The fund may make investments in Eurodollar contracts. Eurodollar contracts are U.S. dollar-denominated futures contracts or options thereon which are linked to the London

Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Short-Term Trading. The fund will sell a portfolio security without regard to the length of time that security has been held if, in the Adviser's view, the security meets the criteria for disposal.

Portfolio Diversification and Concentration. The fund is diversified, which generally means that, with respect to 75% of its total assets (i) no more than 5% of the fund's total assets may be invested in the securities of a single issuer and (ii) the fund will purchase no more than 10% of the outstanding voting securities of a single issuer. The fund will not concentrate (invest 25% or more of its total assets) in the securities of issuers in any one industry. The fund's policies concerning diversification and concentration are fundamental and may not be changed without shareholder approval.

                             INVESTMENT RESTRICTIONS

The fund has adopted the following fundamental policies. The fund's fundamental policies cannot be changed unless the change is approved by a "vote of the outstanding voting securities" of the fund which phrase as used herein means the lesser of (i) 67% or more of the voting securities of the present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the fund. The fund's non-fundamental policies may be changed by the Board of Trustees, without shareholder approval, in accordance with applicable laws, regulations or regulatory policy.

As a matter of fundamental policy, the fund may not:

1. Invest more than 25% of the current value of its total assets in any single industry, provided that this restriction shall not apply to U.S. Government securities or mortgage-backed securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities.

2. Issue senior securities. For purposes of this restriction, borrowing money in accordance with paragraph 3 below, making loans in accordance with paragraph 8 below, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the fund's investment policies or within the meaning of paragraph 6 below, are not deemed to be senior securities.

3. Borrow money, except in amounts not to exceed 33 1/3% of the value of the fund's total assets (including the amount borrowed) taken at market value (i) from banks for temporary or short-term purposes or for the clearance of transactions, (ii) in connection with the redemption of portfolio shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets and (iv) the fund may enter into reverse repurchase agreements and forward roll transactions. For purposes of this investment restriction, investments in short sales, futures contracts, options on futures contracts, securities or indices and forward commitments shall not constitute borrowing.

4. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the fund may be deemed to be an underwriter under the Securities Act of 1933.

5. Purchase or sell real estate except that the fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein,
         (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the fund as a result of the ownership of securities.

6. Purchase securities on margin (except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

7. Purchase or sell commodities or commodity contracts, except the fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the fund's investment policies.

8. Make loans, except that the fund (1) may lend portfolio securities in accordance with the fund's investment policies up to 33 1/3% of the fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

9. With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the fund.

The following restrictions are not fundamental policies and may be changed by the Trustees without shareholder approval in accordance with applicable laws, regulations or regulatory policy. The fund may not:

          a. Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

          b. Purchase the securities of any other investment company except to the extent permitted by the 1940 Act.

          c. Invest more than 15% of its net assets in securities which are illiquid.

                         * * * * * * * * * * * * * * * *

Notwithstanding any other fundamental or non-fundamental investment restriction or policy, the fund may invest all of its assets in the securities of a single open-end registered investment company with substantially the same fundamental investment objectives, restrictions and policies as the fund.

If any percentage restriction described above is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the fund's assets will not constitute a violation of the restriction. This statement does not apply to investments in illiquid securities or any borrowing.

For purposes of the fund's fundamental investment restriction regarding industry concentration, the Adviser generally classifies issuers by industry in accordance with classifications set forth in the Director of Companies Filing Annual Reports with the SEC. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, the Adviser may classify an issuer according to its own sources. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

                          PORTFOLIO HOLDINGS DISCLOSURE

The Board of Trustees has adopted policies and procedures relating to disclosure of the fund's portfolio securities. These policies and procedures are designed to provide a framework for disclosing information regarding portfolio holdings, portfolio composition or other portfolio characteristics consistent with applicable regulations of the federal securities laws and general principles of fiduciary duty relating to fund shareholders.

Generally, the Adviser will make the fund's portfolio information available to the public on a monthly basis with an appropriate delay based upon the nature of the information disclosed. The Adviser normally will publish the fund's full portfolio holdings thirty (30) days after the end of each month and fifteen (15) days after the end of each calendar quarter. Such information shall be made available on the Trust's website (www.melloninstitutionalfunds.com) and may be sent to rating agencies, reporting/news services and financial intermediaries, upon request.

The Trust's Chief Compliance Officer, or in her absence, an authorized designee within the Trust's compliance department, is authorized to approve the disclosure of the fund's full portfolio holdings or other information prior to the date such information is generally made public to certain entities, including rating agencies, plan sponsors, prospective separate account clients, consultants and other financial intermediaries. Third parties must agree to limit the use of that information: (i) pursuant to a confidentiality agreement,
(ii) for a legitimate business purpose which does not conflict with the interests of the fund's shareholders, (iii) only for such authorized purpose, and (iv) not to trade on such information. The Trust's Chief Compliance Officer or designee will make a determination before entering into any agreement with a third party that such arrangement will not be detrimental to the interests of the fund's shareholders.

As of the date of this statement of additional information, the Adviser does not have any such arrangements.

Except as described above, the fund does not provide or permit others to provide information about the fund's portfolio holdings on a selective basis. However, the policy is not intended to prevent the disclosure of any and all portfolio information to the fund's service providers who generally need access to such information in the performance of its contractual duties and responsibilities. These service providers include the Adviser, the Trust's custodian, fund accounting agent, principal underwriter, auditors or counsel to the fund and its service providers, as well as internal audit personnel of affiliates of the Adviser, and are subject to duties of confidentiality imposed by law and/or contract. Neither the

Adviser nor the fund receives any compensation or other consideration from these arrangements for the release of the fund's portfolio holdings information.

The Board of Trustees has approved this portfolio holdings disclosure policy and exercises oversight by requiring the Trust's Chief Compliance Officer to provide reports, at least annually, on its implementation and also requires that the Trust's Chief Compliance Officer monitor compliance with the policy.

In addition, the fund makes its portfolio holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by the federal securities laws, and are generally available within seventy (70) days after the end of the fund's fiscal quarter.

                                   MANAGEMENT

Trustees and Officers of the Trust

         The Board of Trustees has established the investment objective and policies which govern the fund's operation. The Board has appointed officers of the Trust who conduct the day-to-day business of the fund. The Board, however, remains responsible for ensuring that the fund is operating consistently according to its objective and policies and requirements of the federal securities laws. The trustees and executive officers of the Trust are listed below. All executive officers of the Trust are affiliates of the Adviser or its affiliates.

-------------------------------------------------------------------------------------------------------------------------
Name, (Age),                          Term of      Principal Occupation(s)           Number of     Other Directorships
Position with the Trust,             Office and    During Past 5 Years              Portfolios       Held by Trustees
Address and Date of Birth            Length of                                        in Fund
                                    Time Served*                                      Complex
                                                                                    Overseen by
                                                                                      Trustee
-------------------------------------------------------------------------------------------------------------------------
                                                  Independent Trustees
-------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming (67),             Since 1986      Chairman Emeritus, Decision         25                 None
Trustee                                               Resources, Inc. ("DRI");
61 Meadowbrook Road                                  formerly, Chairman of the
Weston, MA 02493                                               Board
9/30/40                                             and Chief Executive Officer,
                                                                DRI
-------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (63),          Since 1989         William Joseph Maier,            25                 None
Trustee                                                Professor of Political
c/o Harvard University                                        Economy,
Littauer Center 127                                      Harvard University
Cambridge, MA  02138
8/5/44

-------------------------------------------------------------------------------------------------------------------------
John H. Hewitt (72),                Since 1986      Trustee, Mertens House, Inc.        25                 None
Trustee                                                      (hospice)
P.O. Box 2333
New London, NH 03257
4/11/35

-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Name, (Age),                          Term of      Principal Occupation(s)           Number of     Other Directorships
Position with the Trust,             Office and    During Past 5 Years              Portfolios       Held by Trustees
Address and Date of Birth            Length of                                        in Fund
                                    Time Served*                                      Complex
                                                                                    Overseen by
                                                                                      Trustee
-------------------------------------------------------------------------------------------------------------------------
Caleb Loring III (64),              Since 1986         Trustee, Essex Street            25                 None
Trustee                                            Associates (family investment
c/o Essex Street Associates                               trust office)
P.O. Box 5600
Beverly, MA 01915
11/14/43

-------------------------------------------------------------------------------------------------------------------------
                                                  Interested Trustees
-------------------------------------------------------------------------------------------------------------------------
**J. David Officer (50)             Since 2007     President and Chief Operating        25        The Dreyfus family of
Trustee, President and Chief                          Officer of The Dreyfus                             funds
Executive Officer                                         Corporation
The Dreyfus Corporation
200 Park Avenue
New York, NY 01666
[__/__/57]
-------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                  Interested Principal Officers who are not Trustees
-------------------------------------------------------------------------------------------------------------------------
Name, Address and (Age)              Term of      Principal Occupation(s) During      Number of           Other
Position with the Trust             Office and    Past 5 Years                      Portfolios in     Directorships
                                    Length of                                       Fund Complex    Held by Trustees
                                   Time Served*                                      Overseen by
                                                                                       Trustee
-------------------------------------------------------------------------------------------------------------------------
Steven M. Anderson (42)                Vice          Vice President and Mutual           N/A                N/A
Vice President, Treasurer           President      Funds Controller, BNY Mellon
and Chief Financial Officer        since 1999;      Asset Management; formerly
BNY Mellon Asset Management       Treasurer and    Assistant Vice President and
One Boston Place                      Chief          Mutual Funds Controller,
Boston, MA  02108                   Financial          Standish Mellon Asset
7/14/65                           Officer since       Management Company LLC
                                       2002
-------------------------------------------------------------------------------------------------------------------------
Denise B. Kneeland (56)             Assistant        First Vice President and            N/A                N/A
Assistant Vice President and           Vice            Manager, Mutual Funds
Secretary                           President      Operations, BNY Mellon Asset
BNY Mellon Asset Management        since 1996;       Management; formerly Vice
One Boston Place                    Secretary      President and Manager, Mutual
Boston, MA  02108                   since 2007      Funds Operations, Standish
8/19/51                                               Mellon Asset Management
                                                           Company LLC
-------------------------------------------------------------------------------------------------------------------------
Mary T. Lomasney (50)               Since 2005       First Vice President, BNY           N/A                N/A
Chief Compliance Officer                            Mellon Asset Management and
BNY Mellon Asset Management,                         Chief Compliance Officer,
One Boston Place                                     Mellon Funds Distributor,
Boston, MA  02108                                    L.P.; formerly Director,
4/8/57                                             Blackrock, Inc., Senior Vice
                                                     President, State Street
                                                   Research & Management Company
                                                   ("SSRM") and Vice President,
                                                               SSRM.
-------------------------------------------------------------------------------------------------------------------------

* Each Trustee serves for an indefinite term, until his successor is elected. Each Officer is elected annually.

** Mr. Officer is an "interested Trustee," as defined in the 1940 Act due to his position as President and Chief Operating Officer of The Dreyfus Corporation, which is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, and an affiliate of the Adviser.

The Trust has three standing committees of the Board - a Committee of the Independent Trustees, an Audit Committee and a Nominating Committee. Messrs. Fleming, Friedman, Loring and Hewitt, each a Trustee who is not an "interested person" of the Trust ("Independent Trustee"), serve on the Committee of the Independent Trustees, the Audit Committee and the Nominating Committee. The functions of the Committee of Independent Trustees include requesting that the fund's investment adviser and principal underwriter furnish such information as may reasonably be necessary to evaluate: (i) the performance of the fund's investment adviser and principal underwriter; (ii) the terms of the investment advisory and distribution agreements, and any advisory fees, distribution fees, service fees or sales charges to be paid by the fund or its investors; and (iii) the resources, qualifications and profitability of the fund's investment adviser and principal underwriter, recommending to the Board the selection, retention or termination of the fund's investment adviser and principal underwriter and the compensation to be paid thereto, reviewing periodically the size and composition of the Board of Trustees and its governance procedures and recommending any such changes to the full Board of Trustees, reviewing periodically the compensation of Independent Trustees and making such adjustments as appropriate, and reviewing the responsibilities, size and composition of committees of the Board of Trustees, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized, and to make such recommendations to the full Board of Trustees as the Committee shall deem appropriate. The functions of the Audit Committee include recommending independent auditors to the Board, monitoring the independent auditors' performance, reviewing the results of audits and responding to certain other matters deemed appropriate by the Trustees. The Nominating Committee is responsible for the selection and nomination of candidates to serve as Independent Trustees. The Board of Trustees does not currently consider candidates proposed for nomination by the shareholders for election as Trustees.

During the most recently completed fiscal year for the Trust, the Trust's Board of Trustees held ____ meetings. The Committee of Independent Trustees held ____ meetings, the Audit Committee held ____ meetings and the Nominating Committee held ____ meetings. [To be updated]

Set forth below is the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2007: [To be updated]

--------------------------------------------------------------------------------------------------------------------
            Name of Trustee               Dollar Range of Equity Securities in    Aggregate Dollar Range of Equity
                                                        the Trust                   Securities in All Registered
                                                                                  Investment Companies Overseen by
                                                                                        Trustee in the Mellon
                                                                                    Institutional Funds Family of
                                                                                                Funds
--------------------------------------------------------------------------------------------------------------------
                                               Independent Trustees
--------------------------------------------------------------------------------------------------------------------
           Samuel C. Fleming                               $0                               Over $100,000
--------------------------------------------------------------------------------------------------------------------
         Benjamin M. Friedman                              $0                               Over $100,000
--------------------------------------------------------------------------------------------------------------------
            John H. Hewitt                                 $0                               Over $100,000
--------------------------------------------------------------------------------------------------------------------
           Caleb Loring, III                               $0                            $10,001 to $50,000
--------------------------------------------------------------------------------------------------------------------
                                                Interested Trustees
--------------------------------------------------------------------------------------------------------------------
           J. David Officer*                               $0                               Over $100,000
--------------------------------------------------------------------------------------------------------------------

* Mr. Officer became a Trustee and Officer on October 30, 2007.

Compensation of Trustees and Officers

The Trust does not pay compensation to the Trustees of the Trust that are affiliated with the Adviser or to the Trust's officers, except that a portion of the compensation of the Trust's Chief Compliance Officer, as approved by the Independent Trustees, is borne by the Trust.

The following table sets forth all compensation paid to the Trust's trustees as of the fund's calendar year ended December 31, 2007: [To be updated]

                      Aggregate Compensation from the Fund

                                                                      Total
                                                                  Compensation
                                         Pension or Retirement     from the Fund
                                          Benefits Accrued as       and & Other
     Name of Trustee           Fund     Part of Fund's Expense  Funds in Complex*
----------------------------------------------------------------------------------
    Samuel C. Fleming        $______              $0                 $______
   Benjamin M. Friedman      $______              $0                 $______
      John H. Hewitt         $______              $0                 $______
    Caleb Loring, III        $______              $0                 $______
    J. David Officer**          $0                $0                   $0

* As of the date of this Statement of Additional Information there were 25 funds in the fund complex.
** Mr. Officer is not compensated by the fund.

Material Relationships of the Independent Trustees

For the purposes of the statements below: the immediate family members of any person are their spouse, children in the person's household (including step and adoptive children) and any dependent of the person; an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person; a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act, in each case for which the Adviser or any of its affiliates, act as investment adviser. For example, the related funds include all of the funds for which a subsidiary of Mellon serves as an investment adviser.

As of December 31, 2007, none of the Independent Trustees, nor any of the members of their immediate family, beneficially own any securities issued by the Adviser or any other entity in a control relationship to the Adviser. During the calendar years of 2006 and 2007, none of the Independent Trustees, nor any member of their immediate family, had any direct or indirect interest (the value of which exceeds $120,000), whether by contract, arrangement or otherwise, in the Adviser or any other entity in a control relationship to the Adviser. During the calendar years 2006 and 2007, none of the Independent Trustees, nor any member of their immediate family, has had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $120,000 and to which any of the following were a party (each, a "fund-related party"):
(i) the fund, (ii) an officer of the fund, (iii) a related fund, (iv) an officer of any related fund, (v) the Adviser; (vi) any affiliate of the Adviser; or
(vii) an officer of any such affiliate.

During the calendar years 2006 and 2007, none of the Independent Trustees, nor any members of their immediate family, had any relationship (the value of which exceeds $120,000) with any fund-related party, including, but not limited to, relationships arising out of (i) the payments for property and services, (ii) the provisions of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate), or (iv) the provision of consulting service.

None of the Trust's Trustees or officers has any arrangement with any other person pursuant to which the Trustee or officer serve in that capacity. During the calendar years 2006 and 2007, none of the Independent Trustees, nor any member of their immediate family, had any position, including as an officer, employee, director or partner, with any of: (i) the Trust, (ii) an officer of the Trust, (iii) a related fund, (iv) an officer of any related fund, (v) the Adviser, or (vi) any other entity in a control relationship to the Trust.

Certain Shareholders

At January __, 2008, the Trustees and officers of the Trust as a group beneficially owned (i.e., had voting and/or investment power) less than 1% of the then outstanding shares of the fund. Also at that date, no person beneficially owned 5% or more of the then outstanding shares of the fund except:
[To be updated]

-------------------------------------------------------------------------------------------------
                                                                                Percentage of
                                                                                Outstanding
Name and Address                                                                Shares
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------

* Because the shareholder beneficially owned more than 25% of the then outstanding shares of the fund, the shareholder was considered to control the fund. As a controlling person, the shareholder may be able to determine whether a proposal submitted to the shareholders of the fund will be approved or disapproved.

Investment Adviser

The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940 and is an indirect wholly owned subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon") located at One Wall Street, New York, NY 10286.

The Adviser is located at Mellon Financial Centre, 160 Queen Victoria Street, London, EC4V 4LA, England. The following constitute the members of the Board of Directors of the Adviser: Guy Christie, Helena Morrissey, Jeff Monroe, Andrew Downs, Mark Scott and Kate Turner.

BNY Mellon is a global financial services company focused on helping clients move and manage their financial assets, operates in 37 countries and serves more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $18 trillion in assets under custody and administration and $1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

Subject to the supervision and direction of the Trustees of the Trust, the Adviser recommends investment decisions, places orders to purchase and sell. In addition to those services, the Adviser provides the fund with office space for managing its affairs, with the services of required executive personnel, and with certain clerical services and facilities. Under the investment advisory agreement, the Adviser is paid at an annual rate of 0.80% of the value of the fund's average daily net assets. The advisory fees are payable monthly.

During the last two fiscal years ended September 30, the fund paid advisory fees in the following amounts:

Fund                                                   2006              2007
----                                                   ----              ----
Newton International Equity Fund(1)                $106,610 (2)          $___

(1)  The fund began operations on December 21, 2005.
(2) For the period May 1, 2006 (commencement of operations) to September 30, 2006, the Adviser voluntarily agreed not to impose a portion of its fees in the amount of $96,038.

The Adviser has voluntarily and temporarily agreed to limit its total expense ratios (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, acquired fund fees and extraordinary expenses) to 1.15% of the fund's average daily net assets.

The Adviser may revise or discontinue this agreement at any time although it has no current intention to do so. If an expense limitation is exceeded, the compensation due to the Adviser shall be proportionately reduced by the amount of such excess by reduction or refund thereof, subject to readjustment during the period during which such limit is in place.

Pursuant to the investment advisory agreement, the fund bears expenses of its operations other than those incurred by the Adviser pursuant to the investment advisory agreement. Among other expenses, the fund will pay share pricing and shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees and expenses; expenses of the prospectus, statement of additional information and shareholder reports; registration and reporting fees and expenses; costs of fund compliance services; and Trustees' fees and expenses. In addition, each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. Class A, Class C and Class R shares are subject to an annual shareholder services fee, Class C and Class R shares are subject to an annual distribution fee, and Class I shares are subject to an annual administrative service fee. See "Distribution Plan and Shareholder Services Plan."

The term of the investment advisory agreement for the fund ends on December 31, 2008. Unless terminated as provided below, the investment advisory agreement continues in full force and effect from year to year after its initial two-year term but only so long as such continuance is approved annually (i) by either the Trustees of the Trust or by the "vote of a majority of the outstanding voting securities" of the fund, and, in either event (ii) by vote of a majority of the Trustees of the Trust who are not parties to the investment advisory agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The investment advisory agreement may be terminated at any time without the payment of any penalty by vote of the Trustees of the Trust or by the "vote of a majority of the outstanding voting securities" of the fund or by the Adviser, on sixty days' written notice to the other parties. The investment advisory agreement terminates in the event of its assignment as defined in the 1940 Act.

Custodian

Mellon Bank, N.A. ("Mellon Bank"), with its principal place of business at One Mellon Center, Pittsburgh, Pennsylvania 15258, serves as custodian for the fund. Mellon Bank also provides administration and accounting services to the fund. Mellon Bank is a wholly-owned subsidiary of BNY Mellon.

Pursuant to an agreement between Mellon Bank and the Trust, Mellon Bank provides the fund with administration services which include financial reporting, registered investment company compliance, and Board and tax reporting, and Mellon Bank is responsible for supervising the provision of transfer agent services to the fund by Dreyfus Transfer, Inc. ("DTI" or the "Transfer Agent") and serves as liaison between the Trust and its other services providers as agreed upon from time to time by the Trust and Mellon Bank. For these services, Mellon Bank receives a fee of $15,000 per year per fund of the Trust and an additional fee of $3,000 per year for each additional class of shares for each fund of the Trust.

Mellon Bank also provides accounting services to the fund, including valuation services, maintenance of certain books and records and preparation of various accounting reports and statements. For these services, Mellon Bank receives a fee of $30,000 per year per fund which invests primarily in U.S. securities, $45,000 per year per fund which invests primarily in foreign securities, $18,000 per year per fund with less than $25 million assets, and an additional fee of $3,000 per year for each additional class of shares for each fund.

Transfer Agent

DTI serves as the transfer agent for the fund. DTI is a wholly owned indirect subsidiary of BNY Mellon.
Pursuant to agreements between DTI and the Trust, DTI provides the fund with transfer agency services which include maintaining shareholder records, processing shareholder transactions and fund dividend activity and preparing and mailing shareholder reports and confirmations. For these services, DTI receives a fee of $6,000 per year per fund and an additional fee of $6,000 per year for each additional class of shares for each fund. DTI also receives an additional fee of $19.06 per open shareholder account in a daily dividend fund and $12.84 per open shareholder account in a quarterly/annual dividend fund and a custodial fee of $10.00 per IRA/Keogh account (subject to a $25.00 maximum per participant).

Distributor of the Trust

MBSC Securities Corporation ("MBSC" or the "Distributor"), an affiliate of the Adviser, serves as the Trust's exclusive principal underwriter and makes itself available to receive purchase orders for the fund's shares. In that capacity, MBSC has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of the fund's shares in accordance with the terms of the Underwriting Agreement between the Trust and MBSC. Pursuant to the Underwriting Agreement, MBSC has agreed to use its best efforts to obtain orders for the continuous offering of the fund's shares. The Underwriting Agreement shall continue in effect with respect to the fund until two years after its execution and for successive periods of one year thereafter only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the fund's outstanding shares or by the Trustees of the Trust or (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement will terminate automatically if assigned by either party thereto and is terminable with respect to the fund at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of the holders of a majority of the fund's outstanding shares, in any case without payment of any penalty on not more than 60 days' written notice to the other party. The offices of MBSC are located at Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108.

The Distributor may make payments to certain financial institutions (which may include banks), securities dealers ("Selected Dealers") and other industry professionals (collectively, "Service Agents") for selling Class A shares subject to a contingent deferred sales charge ("CDSC") and Class C shares at the time of purchase from its own assets. The proceeds of the CDSC and fees pursuant to the Trust's Distribution Plan (described below), in part, are used to defray these expenses. The Distributor also may act as a Service Agent and retain sales loads and CDSCs and Distribution Plan fees. For purchases of Class A shares subject to a CDSC and Class C shares, the Distributor generally will pay Service Agents on new investments made through such Service Agents a commission of up to 1% of the net asset value of such shares purchased by their clients.

As the Class A and Class C shares of the fund are newly created and have not completed their first fiscal year as of the date of this SAI, no information is provided on retained sales loads for the fund.

The Distributor may pay Service Agents that have entered into agreements with the Distributor a fee based on the amount invested through such Service Agents in fund shares by employees participating in qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities or state and local governments ("Retirement Plans"), or other programs. The term "Retirement Plans" does not include IRAs, IRA "Rollover Accounts" or IRAs set up under Simplified Employee Pension Plans ("SEP-IRAs"). Generally, the Distributor may pay such Service Agents a fee of up to 1% of the amount invested through the Service Agents. The Distributor, however, may pay Service Agents a higher fee and reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the fund, including past profits or any other source available to it. Sponsors of such Retirement Plans or the participants therein should consult their Service Agent for more information regarding any such fee payable to the Service Agent.

The Adviser or the Distributor may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees and other expenses paid by the fund to those intermediaries. Because those payments are not made by you or the fund, the fund's total expense ratio will not be affected by any such payments. These additional payments may be made to Service Agents, including affiliates that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Service Agent. Cash compensation also may be paid from the Adviser's or the Distributor's own resources to Service Agents for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, the Adviser or the Distributor also may provide cash or non-cash compensation to Service Agents in the form of: occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a Service Agent to recommend or sell shares of the fund to you. Please contact your Service Agent for details about any payments it may receive in connection with the sale of fund shares or the provision of services to the fund.

               ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

Other Accounts the Portfolio Managers are Managing

          The table below indicates for each portfolio manager of the fund information about the accounts over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of September 30, 2007. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts. [To be updated]

---------------------------------------------------------------------------------------------------------------------
 PORTFOLIO MANAGER NAME           FUND                     OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER
---------------------------------------------------------------------------------------------------------------------
Paul Butler               Newton International   Other Registered Investment Companies:  __ funds with total assets
                          Equity Fund            of approximately $__ billion.

                                                 Other Pooled Investment Vehicles: __ entities with total assets of approximately $__ billion.

                                                 Other Accounts:  __ accounts with total assets of approximately
                                                 $__ billion.

---------------------------------------------------------------------------------------------------------------------
Paul Markham              Newton International   Other Registered Investment Companies:  __ fund with total assets
                          Equity Fund            of approximately $__ million.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
 PORTFOLIO MANAGER NAME           FUND                     OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER
---------------------------------------------------------------------------------------------------------------------
                                                 Other Pooled Investment Vehicles: __ entities with total assets of approximately $__ million.

                                                 Other Accounts: __ accounts with total assets of approximately $__
                                                 million.
---------------------------------------------------------------------------------------------------------------------

         The Adviser does not generally receive a fee based upon the investment performance of the accounts included under "Other Accounts Managed by the Portfolio Manager" in the table above, except for __ of the "Other Accounts" listed above (all managed by Mr. Butler) having total assets of approximately $__ billion.

Potential Conflicts of Interest involving Portfolio Managers

         When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, the fund does not believe that any material conflicts are likely to arise out of a portfolio manager's responsibility for the management of the fund as well as one or more other accounts. The Adviser has adopted procedures that are intended to monitor compliance with the policies referred to in the following paragraphs. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another.

     o A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation on the initial public offering. The Adviser has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.

     o A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security for more than one account, the policies of the Adviser generally require that such trades be "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, the Adviser will place the order in a manner intended to result in as favorable a price as possible for such client.

     o A portfolio manager may favor an account if the portfolio manager's compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager's bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if the Adviser receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager's compensation. The investment performance on specific accounts is not a factor in determining the portfolio manager's compensation. See "Compensation of Portfolio Managers" below.

     o A portfolio manager may favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. The Adviser imposes certain trading restrictions and reporting requirements for accounts in which a portfolio manager or certain family members have a personal interest in order to confirm that such accounts are not favored over other accounts.

     o If the different accounts have materially and potentially conflicting investment objections or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, the Adviser seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

Compensation of Portfolio Managers.

         The portfolio manager's compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). All bonus awards are based on the investment performance of certain accounts that attract a performance related fee, for which the portfolio manager has day-to-day responsibility. Individual bonus awards for portfolio managers are discretionary and is measured in one, three and five year periods. Portfolio managers also receive phantom stock and other executive perquisites (i.e., car allowance), based on the Adviser's stock, which normally vest on the last day of the financial year ending immediately before the fourth anniversary of the effective award date.

Share Ownership by Portfolio Managers.

         The following table indicates as of September 30, 2007 the value, within the indicated range, of shares beneficially owned by the portfolio managers in the fund. For purposes of this table, the following letters indicates the range indicated below: [To be updated]

         A - $0
         B - $1 - $10,000
         C - $10,001 - $50,000

         D - $50,001 - $100,000
         E - $100,001 - $500,000
         F - $500,001 - $1,000,000
         G - More than $1 million

----------------------------------------------------------------------------------------------
     PORTFOLIO MANAGER NAME                           FUND                        OWNERSHIP
----------------------------------------------------------------------------------------------
Paul Butler                             Newton International Equity Fund              A
----------------------------------------------------------------------------------------------
Paul Markham                            Newton International Equity Fund              A
----------------------------------------------------------------------------------------------

                                 CODE OF ETHICS

Code of Ethics. The Board of Trustees has approved a code of ethics under Rule 17j-1 under the 1940 Act which is applicable to officers, trustees/directors and designated employees of the fund, and has also approved a code of ethics under Rule 17j-1 which is applicable to the officers, trustees/directors and designated employees of the Adviser, the principal underwriter and certain affiliates. The codes of ethics establishes procedures for personal investing and restricts certain transactions. These restrictions include: pre-clearance of all personal securities transactions and a prohibition of purchasing initial public offerings of securities. Subject to the requirements of the codes of ethics, personnel of the Adviser and its affiliates may invest in securities, including securities that may be purchased or held by the fund. Employees, trustees/directors and officers subject to these codes of ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the fund, and is designed to prescribe means reasonably necessary to prevent conflicts of interest from arising in connection with personal securities transactions. The restrictions contained in the codes of ethics are a continuation of the basic principle that the interests of the fund and its investors, come before those of the Adviser and its employees. The codes are on public file with and available from the SEC.

                  SUMMARY OF PROXY VOTING POLICY AND PROCEDURES

The Board of Trustees of the Trust has adopted proxy voting policies and procedures (the "Fund's Proxy Voting Policies") which delegate to the Adviser the authority to vote proxies of companies held in the fund's portfolio. The Adviser, through its participation on the BNY Mellon Proxy Policy Committee (the "PPC"), applies BNY Mellon's Proxy Voting Policy, related procedures, and voting guidelines when voting proxies on behalf of the fund.

The Adviser recognizes that an investment adviser is a fiduciary that owes its clients, including funds it manages, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser's duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the Adviser from subrogating the clients' interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders.

All proxies received by the fund are reviewed, categorized, analyzed and voted in accordance with detailed, pre-determined written proxy voting guidelines (the "BNY Mellon Voting Guidelines") which have been developed by the PPC based on internal and external research and recommendations provided by Institutional Shareholder Services, an independent proxy voting agent ("ISS"). ISS has been engaged as proxy voting agent to review each proxy received by the fund and apply the BNY Mellon Voting Guidelines to determine how the proxy should be voted. Items that can be categorized by ISS under the BNY Mellon Voting Guidelines are voted by ISS in accordance with the BNY Mellon Voting Guidelines or referred to the PPC, if the guidelines so require. Proposals that cannot be categorized under the BNY Mellon Voting Guidelines are referred to the PPC for discussion and vote, which the PPC does without consideration of any client relationship factors. Additionally, the PPC reviews proposals where it has identified a particular company, industry or issue for special scrutiny. The BNY Mellon Voting Guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in BNY Mellon's or the Adviser's policies on specific issues.

With regard to voting proxies of foreign companies, the Adviser weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, the PPC seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

When evaluating proposals, the PPC recognizes that the management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the PPC generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The PPC believes that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, the PPC generally opposes proposals designed to insulate an issuer's management unnecessarily from the wishes of a majority of shareholders. Accordingly, the PPC generally votes in accordance with management on issues that the PPC believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

On questions of social responsibility where economic performance does not appear to be an issue, the PPC attempts to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The PPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

In evaluating proposals regarding incentive plans and restricted stock plans, the PPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the PPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The PPC generally votes against proposals that permit or are silent on the repricing or replacement of stock options without shareholder approval.

The Adviser seeks to avoid material conflicts of interest by participating in the PPC, which applies the BNY Mellon Proxy Voting Guidelines in an objective and consistent manner across all client accounts, including the fund, through ISS as proxy voting agent. In situations where the Adviser or the PPC believes there may be an actual or potential material conflict of interest in voting a proxy on behalf of the fund, PPC will engage ISS pursuant to a separate agreement to act as an independent fiduciary to vote the proxy in a manner which ISS determines, in its sole discretion, is in the best interests of the fund. In situations where the Adviser or its affiliates have discretion over the assets of an advisory client which are invested in a Mellon Institutional Fund, the PPC has engaged ISS as independent fiduciary to vote proxies issued by the fund on behalf of such clients.

The fund's Proxy Voting Policies requires the Adviser to submit to the Board promptly in writing any material changes to the Adviser's proxy voting policies and procedures. The Board must approve any such material changes within six months of the submission. The fund's Proxy Voting Policies also require the Adviser to submit quarterly and annual reports to the Board describing, among other things, any material issues arising under these proxy voting policies and procedures and any exceptions from the Adviser's proxy voting policies and procedures.

To view the fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://www.melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov.

                                HOW TO BUY SHARES

Additional information on purchase and redemption of shares is included in the prospectus.

General. Class A and Class C shares of the fund may be purchased only by clients of certain Service Agents, including the Distributor. Subsequent purchases may be sent directly to the Transfer Agent or your Service Agent. You will be charged a fee if an investment check is returned unpayable. Share certificates are issued only upon your written request. No certificates are issued for fractional shares.

The Trust reserves the right to reject any purchase order. The fund will not establish an account for a "foreign financial institution," as that term is defined in Department of the Treasury rules implementing section 312 of the USA PATRIOT Act of 2001. Foreign financial institutions include: foreign banks (including foreign branches of U.S. depository institutions); foreign offices of U.S. securities broker-dealers, futures commission merchants, and mutual funds; non-U.S. entities that, if they were located in the United States, would be securities broker-dealers, futures commission merchants or mutual funds; and non-U.S. entities engaged in the business of a currency dealer or exchanger or a money transmitter.

Class I shares are offered only to bank trust departments and other financial service providers (including Mellon Bank, N.A. and its affiliates) acting on behalf of their customers having a qualified trust or investment account or relationship at such institution, or to customers who have received and hold Class I shares of the fund distributed to them by virtue of such an account or relationship.

Class R shares are offered only to institutional investors acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity for Retirement Plans and SEP-IRAs. Class R shares may be purchased for a Retirement Plan or SEP-IRA only by a custodian, trustee, investment adviser or other entity authorized to act on behalf of such Retirement Plan or SEP-IRA. Institutions effecting transactions in Class R shares for the accounts of their clients may charge their clients direct fees in connection with such transactions.

When purchasing shares of the fund, you must specify which class is being purchased. Your Service Agent can help you choose the share class that is appropriate for your investment. The decision as to which class of shares is most beneficial to you depends on a number of factors, including the amount and the intended length of your investment in the fund. Please refer to the fund's prospectus for a further discussion of those factors.

In many cases, neither the Distributor nor the Transfer Agent will have the information necessary to determine whether a quantity discount or reduced sales charge is applicable to a purchase. You or your Service Agent must notify the Distributor whenever a quantity discount or reduced sales charge is applicable to a purchase and must provide the Distributor with sufficient information at the time of purchase to verify that each purchase qualifies for the privilege or discount.

Service Agents may receive different levels of compensation for selling different classes of shares. Management understands that some Service Agents may impose certain conditions on their clients which are different from those described in the fund's prospectus and this SAI, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. Service Agents may receive revenue sharing payments from the Adviser or the Distributor. The receipt of such payments could create an incentive for a Service Agent to recommend or sell shares of the fund instead of other mutual funds where such payments are not received. Please contact your Service Agent for details about any payments it may receive in connection with the sale of fund shares or the provision of services to the fund.

For each class of shares, the minimum initial investment is $1,000. Subsequent investments in the fund must be at least $100. However, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, and rollover
IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education Savings Accounts, with no minimum for subsequent purchases. The initial investment must be accompanied by an account application. For full-time or part-time employees of the Adviser or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their fund accounts, the minimum initial investment is $50. Fund shares are offered without regard to the minimum initial investment requirements to Board members of the fund advised by the Adviser, including members of the Trust's Board, who elect to have all or a portion of their compensation for serving in that capacity automatically invested in the fund. Fund shares are offered without regard to the minimum subsequent investment requirements to shareholders purchasing fund shares through the Dreyfus Managed Assets Program or through other wrap account programs. The Trust reserves the right to offer fund shares without regard to minimum purchase requirements to government-sponsored programs or to employees participating in certain retirement plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Trust. The Trust reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

The fund may, in its discretion, accept securities in payment for fund shares. Securities may be accepted in payment for shares only if they are, in the judgment of the Adviser, appropriate investments for the fund. These securities are valued by the same method used to value the fund's existing portfolio holdings. The contribution of securities to the fund may be a taxable transaction to the shareholder.

The Code imposes various limitations on the amount that may be contributed to certain retirement plans or government-sponsored programs. These limitations apply with respect to participants at the plan level and, therefore, do not directly affect the amount that may be invested in the fund by a retirement plan or government-sponsored program. Participants and plan sponsors should consult their tax advisers for details.

Fund shares also may be purchased through Dreyfus-Automatic Asset Builder(R), Dreyfus Payroll Savings Plan and Dreyfus Government Direct Deposit Privilege as described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

Fund shares are sold on a continuous basis. Net asset value per share of each class is determined as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time), on each day the New York Stock Exchange is open for regular business. For purposes of determining net asset value, certain options and futures contracts may be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share of each class is computed by dividing the value of the fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. For information regarding the methods employed in valuing the fund's investments, see "Determination of Net Asset Value."

If an order is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the fund by the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on a regular business day, fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the New York Stock Exchange on the next regular business day, except where shares are purchased through a dealer as provided below.

Orders for the purchase of fund shares received by dealers by the close of trading on the floor of the New York Stock Exchange on any business day and transmitted to the Distributor or its designee by the close of such business day (usually 5:15 p.m., Eastern time) will be based on the public offering price per share determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, the orders will be based on the next determined public offering price. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor or its designee before the close of its business day. For certain institutions that have entered into agreements with the Distributor, payment for the purchase of fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.

Class A Shares. The public offering price for Class A shares of the fund is the net asset value per share of that class plus a sales load as shown below:

                                                  Total Sales Load* -- Class A Shares
                                           ----------------------------------------------
                                                                                             Dealers' reallowance as
                                               As a % of offering     As a % of net asset               a
           Amount of Transaction                price per share         value per share        % of offering price
---------------------------------------    ------------------------  --------------------   -------------------------
Less than $50,000                                     5.75                    6.10                     5.00

$50,000 to less than $100,000                         4.50                    4.71                     3.75

$100,000 to less than $250,000                        3.50                    3.63                     2.75

$250,000 to less than $500,000                        2.50                    2.56                     2.25

$500,000 to less than $1,000,000                      2.00                    2.04                     1.75

$1,000,000 or more                                    -0-                     -0-                      -0-

------------------------------
* Due to rounding, the actual sales load you pay may be more or less than that calculated using these percentages.

Class A shares purchased without an initial sales charge as part of an investment of $1,000,000 or more will be assessed at the time of redemption a 1% CDSC if redeemed within one year of purchase. The Distributor may pay Service Agents an up-front commission of up to 1% of the net asset value of Class A shares purchased by their clients as part of a $1,000,000 or more investment in Class A shares that are subject to a CDSC.

The scale of sales loads applies to purchases of Class A shares made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under
Section 401 of the Code) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k), and 457 of the Code); or an organized group that has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means that result in economy of sales effort or expense.

Set forth below is an example of the method of computing the offering price of Class A shares of the fund. The example assumes a purchase of Class A shares of the fund aggregating less than $50,000, subject to the schedule of sales charges set forth above, at $12.50 per share:

                                                                  Class A
                                                                  -------
Net Asset Value Per Share                                         $12.50

Per Share Sales Charge
  Class A - 5.75% of offering price
  (6.10% of net asset value per share)                             0.76
                                                                   ----

Per Share Offering Price to the Public                            $13.26
                                                                  ======

Dealers' Reallowance--Class A Shares. The dealer reallowance provided with respect to Class A shares may be changed from time to time but will remain the same for all dealers.

Class A Shares Offered at Net Asset Value. Full-time employees of the Financial Industry Regulatory Authority ("FINRA") member firms and full-time employees of other financial institutions that have entered into an agreement with the Distributor pertaining to the sale of fund shares (or which otherwise have a brokerage related or clearing arrangement with a FINRA member firm or financial institution with respect to the sale of such shares) may purchase Class A shares for themselves directly or pursuant to an employee benefit plan or other program (if fund shares are offered to such plans or programs), or for their spouses or minor children, at net asset value without a sales load, provided they have furnished the Distributor such information as it may request from time to time in order to verify eligibility for this privilege. This privilege also applies to full-time employees of financial institutions affiliated with FINRA member firms whose full-time employees are eligible to purchase Class A shares at net asset value. In addition, Class A shares are offered at net asset value to full-time or part-time employees of the Adviser or any of its affiliates or subsidiaries, directors of the Adviser, Board members of the fund advised by the Adviser or its affiliates, including members of the Trust's Board, or the spouse or minor child of any of the foregoing.

Class A shares may be purchased at net asset value without a sales load through certain broker-dealers and other financial institutions that have entered into an agreement with the Distributor, which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or a similar program under which such clients pay a fee to such broker-dealer or other financial institution.

Class A shares also may be purchased at net asset value without a sales load, subject to appropriate documentation, by (i) qualified separate accounts maintained by an insurance company pursuant to the laws of any State or territory of the United States, (ii) a State, county or city or instrumentality thereof,

(iii) a charitable organization (as defined in Section 501(c)(3) of the Code) investing $50,000 or more in fund shares, and (iv) a charitable remainder trust (as defined in Section 501(c)(3) of the Code).

Class A shares may be purchased at net asset value without a sales load by qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the Distributor in a Dreyfus-managed fund or a fund managed by Founders Asset Management LLC ("Founders"), an indirect affiliate of the Adviser, since on or before February 28, 2006.

Class A shares may be purchased at net asset value without a sales load with the cash proceeds from an investor's exercise of employment-related stock options, whether invested in the fund directly or indirectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relating to processing stock options. Upon establishing the account in the fund or Dreyfus-managed money market fund, the investor and the investor's spouse or minor children become eligible to purchase Class A shares of the fund at net asset value, whether or not using the proceeds of the employment-related stock options.

Class A shares may be purchased at net asset value without a sales load by members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

Class A shares are offered at net asset value without a sales load to employees participating in Retirement Plans. Class A shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a Retirement Plan or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a Retirement Plan, the rollover is processed through an entity that has entered into an agreement with the Distributor specifically relating to processing rollovers. Upon establishing the Rollover Account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A shares of the fund at net asset value in such account.

Right of Accumulation--Class A Shares. Reduced sales loads apply to any purchase of Class A shares by you and any related "purchaser" as defined above, where the aggregate investment, including such purchase, is $50,000 or more. If, for example, you previously purchased and still hold shares of the fund or shares of certain other funds advised by the Advisers or Founders that are subject to a front-end sales load or a CDSC or shares acquired by a previous exchange of such shares (hereinafter referred to as "Eligible Funds"), or combination thereof, with an aggregate current market value of $40,000 and subsequently purchase Class A shares of the fund having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 4.50% of the offering price of Class A shares or 4.00% of the offering price of Class R shares. All present holdings of Eligible Funds may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase.

To qualify for reduced sales loads, at the time of purchase you or your Service Agent must notify the Distributor if orders are made by wire, or the Transfer Agent if orders are made by mail. The reduced sales load is subject to confirmation of your holdings through a check of appropriate records.

Class C Shares. The public offering price for Class C shares is the net asset value per share of that class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on redemptions of Class C shares made within the first year of purchase. See "How to Redeem Shares--Contingent Deferred Sales Charge--Class C Shares."

Class I and Class R Shares. The public offering price for Class I and Class R shares is the net asset value per share of that class. No initial sales charge is imposed at the time of purchase.

Dreyfus TeleTransfer Privilege. You may purchase shares by telephone or online if you have checked the appropriate box and supplied the necessary information on the account application or have filed a shareholder services form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

Dreyfus TeleTransfer purchase orders may be made at any time. If purchase orders are received by 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, fund shares will be purchased at the public offering price determined on that day. If purchase orders are made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, or on Saturday, Sunday or any fund holiday (e.g., when the New York Stock Exchange is not open for business), fund shares will be purchased at the public offering price determined on the next bank business day following such purchase order. To qualify to use the Dreyfus TeleTransfer Privilege, the initial payment for purchase of shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the account application or shareholder services form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares--Dreyfus TeleTransfer Privilege."

Reopening an Account. You may reopen an account with a minimum investment of $100 without filing a new account application during the calendar year the account is closed or during the following calendar year, provided the information on the old account application is still applicable.

                              HOW TO REDEEM SHARES

General. The fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC. However, if you have purchased fund shares by check, by Dreyfus TeleTransfer Privilege or through Dreyfus-Automatic Asset Builder(R) and subsequently submit a written redemption request to the Transfer Agent, the fund may delay sending the redemption proceeds for up to eight business days after the purchase of such shares. In addition, the fund will reject requests to redeem shares by wire or telephone, online or pursuant to the Dreyfus TeleTransfer Privilege for a period of up to eight business days after receipt by the Transfer Agent of the purchase check, the Dreyfus TeleTransfer purchase or the Dreyfus-Automatic Asset Builder order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Fund shares may not be redeemed until the Transfer Agent has received your account application.

If you hold shares of more than one class of the fund, any request for redemption must specify the class of shares being redeemed. If you fail to specify the class of shares to be redeemed or if you own fewer shares of the class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from you or your Service Agent.

Contingent Deferred Sales Charge--Class C Shares. A CDSC of 1% payable to the Distributor is imposed on any redemption of Class C shares made within one year of the date of purchase. No CDSC will be imposed to the extent that the net asset value of the Class C shares redeemed does not exceed (i) the current net asset value of Class C shares acquired through reinvestment of fund dividends or capital gain distributions, plus (ii) increases in the net asset value of your Class C shares above the dollar amount of all your payments for the purchase of Class C shares held by you at the time of redemption.

If the aggregate value of Class C shares redeemed has declined below their original cost as a result of the fund's performance, a CDSC may be applied to the then-current net asset value rather than the purchase price.

In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing Class C shares of the fund acquired pursuant to the reinvestment of fund dividends and distributions; then, of amounts representing the increase in net asset value of Class C shares above the total amount of payments for the purchase of Class C shares made during the preceding year; and finally, of amounts representing the cost of shares held for the longest period.

For example, assume an investor purchased 100 shares of the fund at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired five additional fund shares through the reinvestment of fund dividends. Within a year after the purchase the investor decided to redeem $500 of the investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount that represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 1% for a total CDSC of $2.40.

Waiver of CDSC. The CDSC may be waived in connection with (a) redemptions made within one year after the death or disability, as defined in Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by employees participating in Retirement Plans, (c) redemptions as a result of a combination of any investment company with the fund by merger, acquisition of assets or otherwise, (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70 1/2 in the case of an IRA or Keogh plan or custodial account pursuant to Section 403(b) of the Code, and (e) redemptions pursuant to the Automatic Withdrawal Plan, as described below. If the Trust's Board determines to discontinue the waiver of the CDSC, the disclosure herein will be revised appropriately. Any fund shares subject to a CDSC, which were purchased prior to the termination of such waiver, will have the CDSC waived, as provided in the fund's prospectus or this SAI at the time of the purchase of such shares.

To qualify for a waiver of the CDSC, at the time of redemption you or your Service Agent must notify the Distributor. Any such qualification is subject to confirmation of your entitlement.

Reinvestment Privilege. Upon written request, you may reinvest up to the number of Class A or Class R shares you have redeemed, within 45 days of redemption, at the then-prevailing net asset value without a sales load, or reinstate your account for the purpose of exercising Fund Exchanges. Upon reinstatement, if such shares were subject to a CDSC, your account will be credited with an amount equal to the CDSC previously paid upon redemption of the shares reinvested. The Reinvestment Privilege may be exercised only once.

Wire Redemption Privilege. By using this Privilege, you authorize the Transfer Agent to act on telephone, letter or online redemption instructions from any person representing himself or herself to be you or a representative of your Service Agent and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Trust will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of the redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the account application or shareholder services form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Share Certificates; Signatures."

Dreyfus TeleTransfer Privilege. You may request by telephone or online that redemption proceeds be transferred between your fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. You should be aware that if you have selected the Dreyfus TeleTransfer Privilege, any request for a Dreyfus TeleTransfer transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. See "How to Buy Shares--Dreyfus TeleTransfer Privilege."

Redemption Through a Selected Dealer. If you are a customer of a Selected Dealer, you may make redemption requests to your Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent prior to the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time), the redemption request will be effective on that day. If the Transfer Agent receives a redemption request after the close of trading on the floor of the New York Stock Exchange, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer. See "How to Buy Shares" for a discussion of additional conditions or fees that may be imposed upon redemption.

In addition, the Distributor or its designee will accept orders from Selected Dealers with which the Distributor has sales agreements for the repurchase of shares held by shareholders. Repurchase orders received by dealers by the close of trading on the floor of the New York Stock Exchange on any business day and transmitted to the Distributor or its designee prior to the close of its business day (usually 5:15 p.m., Eastern time), are effected at the price determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, the shares will be redeemed at the next determined net asset value. It is the responsibility of the Selected Dealer to transmit orders on a timely basis. The Selected Dealer may charge the shareholder a fee for executing the order. This repurchase arrangement is discretionary and may be withdrawn at any time.

Share Certificates; Signatures. Any certificates representing fund shares to be redeemed must be submitted with the redemption request. A fee may be charged to replace lost or stolen certificates, or certificates that were never received. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call 1-800-554-4611.

Redemption Commitment. The Trust intends to pay redemption proceeds in cash for all fund shares redeemed but, under certain conditions, the Trust may make payment wholly or partly in fund portfolio securities. Portfolio securities paid upon redemption of fund shares will be valued at their then current market value. The Trust has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act which limits the fund's obligation to make cash redemption payments to any shareholder during any 90-day period to the lesser of $250,000 or 1% of the fund's net asset value at the beginning of such period. An investor may incur brokerage costs in converting portfolio securities received upon redemption to cash.

Suspension of Redemptions. The Trust may suspend the right to redeem fund shares or postpone the date of payment upon redemption for more than seven days (i) for any period during which the New York Stock Exchange is closed (other than customary weekend or holiday closings) or trading on the exchange is restricted;
(ii) for any period during which an emergency exists as a result of which disposal by the fund of securities owned by it or determination by the fund of the value of its net assets is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of shareholders of the fund.

                              SHAREHOLDER SERVICES

Fund Exchanges. You may purchase, in exchange for shares of the fund, shares of the same class of another fund in the Dreyfus Premier Family of Funds, shares of the same class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to [Class R shares of the fund,] Class A shares of certain Dreyfus Premier fixed-income funds, to the extent such shares are offered for sale in your state of residence. Shares of the same class of such funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

     A. Exchanges for shares of funds offered without a sales load will be made without a sales load.

     B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

     C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

     D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference may be deducted.

     E. Shares of funds subject to a CDSC that are exchanged for shares of another fund will be subject to the higher applicable CDSC of the two funds, and, for purposes of calculating CDSC rates and conversion periods, if any, will be deemed to have been held since the date the shares being exchanged were initially purchased.

To accomplish an exchange under item D above, you, or your Service Agent acting on your behalf, must notify the Transfer Agent of your prior ownership of fund shares and your account number.

You also may exchange your fund shares that are subject to a CDSC for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. The shares so purchased will be held in a special account created solely for this purpose ("Exchange Account"). Exchanges of shares for an Exchange Account only can be made into certain other funds managed or administered by the Adviser. No CDSC is charged when an investor exchanges into an Exchange Account; however, the applicable CDSC will be imposed when shares are redeemed from an Exchange Account or other applicable fund account. Upon redemption, the applicable CDSC will be calculated without regard to the time such shares were held in an Exchange Account. See "How to Redeem Shares." Redemption proceeds for Exchange Account shares are paid by Federal wire or check only. Exchange Account shares also are eligible for the Dreyfus Auto-Exchange Privilege and the Automatic Withdrawal Plan.

To request an exchange, you, or your Service Agent acting on your behalf, must give exchange instructions to the Transfer Agent in writing, by telephone or online. The ability to issue exchange instructions by telephone or online is given to all fund shareholders automatically, unless you check the applicable "No" box on the account application, indicating that you specifically refuse this privilege. By using this privilege, you authorize the Transfer Agent to act on telephonic and online instructions (including over the Dreyfus Express(R) voice response telephone system) from any person representing himself or herself to be you or a representative of your Service Agent and reasonably believed by the Transfer Agent to be genuine. Exchanges may be subject to limitations as to the amount involved or the number of exchanges permitted. Shares issued in certificate form are not eligible for telephone or online exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Trust reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the SEC.

Exchanges of Class R shares held by a Retirement Plan may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund.

To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment being required for shares of the same class of the fund into which the exchange is being made.

During times of drastic economic or market conditions, the Trust may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components -- redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the fund, shares of the same class of another fund in the Dreyfus Premier Family of Funds, shares of the same class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds of which you are a shareholder. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by you. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

Shareholder services forms and prospectuses of the other funds may be obtained by calling 1-800-554-4611, or visiting www.dreyfus.com. The Trust reserves the right to reject any exchange request in whole or in part. Shares may be exchanged only between accounts having certain identical identifying designations. The Fund Exchanges service or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

Dreyfus-Automatic Asset Builder(R). Dreyfus-Automatic Asset Builder permits you to purchase fund shares (minimum of $100 and a maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

Dreyfus Government Direct Deposit Privilege. Dreyfus Government Direct Deposit Privilege enables you to purchase fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government automatically deposited into your fund account.

Dreyfus Payroll Savings Plan. Dreyfus Payroll Savings Plan permits you to purchase fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

Dreyfus Dividend Options. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from the fund in shares of the same class of another fund in the Dreyfus Premier Family of Funds, shares of the same class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and with respect to [Class R shares of the fund,] Class A shares of certain Dreyfus Premier fixed-income funds, of which you are a shareholder. Shares of the same class of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

     A. Dividends and distributions paid by a fund may be invested without a sales load in shares of other funds offered without a sales load.

     B. Dividends and distributions paid by a fund that does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

     C. Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference may be deducted.

     D. Dividends and distributions paid by a fund may be invested in shares of other funds that impose a CDSC and the applicable CDSC, if any, will be imposed upon redemption of such shares.

Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

Automatic Withdrawal Plan. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. The Automatic Withdrawal Plan may be established by filing an Automatic Withdrawal Plan application with the Transfer Agent or by oral request from any of the authorized signatories on the account by calling 1-800-554-4611. Automatic Withdrawal may be terminated at any time by you, the fund or the Transfer Agent. Shares for which share certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

No CDSC with respect to Class C shares will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that any amount withdrawn under the plan does not exceed on an annual basis 12% of the greater of (1) the account value at the time of the first withdrawal under the Automatic Withdrawal Plan, or (2) the account value at the time of the subsequent withdrawal. Withdrawals with respect to Class C shares under the Automatic Withdrawal Plan that exceed such amounts will be subject to a CDSC. Withdrawals of Class A shares subject to a CDSC under the Automatic Withdrawal Plan will be subject to any applicable CDSC. Purchases of additional Class A shares where the sales load is imposed concurrently with withdrawals of Class A shares generally are undesirable. Certain Retirement Plans, including Dreyfus-sponsored retirement plans, may permit certain participants to establish an automatic withdrawal plan from such Retirement Plans. Participants should consult their Retirement Plan sponsor and tax adviser for details. Such a withdrawal plan is different than the Automatic Withdrawal Plan.

Letter of Intent--Class A Shares. By signing a Letter of Intent form, you become eligible for the reduced sales load on purchases of Class A shares based on the total number of shares of Eligible Funds (as defined under "Right of Accumulation" above) purchased by you and any related "purchaser" (as defined above) in a 13-month period pursuant to the terms and conditions set forth in the Letter of Intent. Shares of any Eligible Fund purchased within 90 days prior to the submission of the Letter of Intent may be used to equal or exceed the amount specified in the Letter of Intent. A minimum initial purchase of $5,000 is required. You can obtain a Letter of Intent form by calling 1-800-554-4611.

Each purchase you make during the 13-month period (which begins on the date you submit the Letter of Intent) will be at the public offering price applicable to a single transaction of the aggregate dollar amount you select in the Letter of Intent. The Transfer Agent will hold in escrow 5% of the amount indicated in the Letter of Intent, which may be used for payment of a higher sales load if you do not purchase the full amount indicated in the Letter of Intent. When you fulfill the terms of the Letter of Intent by purchasing the specified amount the escrowed amount will be released and additional shares representing such amount credited to your account. If your purchases meet the total minimum investment amount specified in the Letter of Intent within the 13-month period, an adjustment will be made at the conclusion of the 13-month period to reflect any reduced sales load applicable to shares purchased during the 90-day period prior to submission of the Letter of Intent. If your purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect your total purchase at the end of 13 months. If total purchases are less than the amount specified, the offering price of the shares you purchased (including shares representing the escrowed amount) during the 13-month period will be adjusted to reflect the sales load applicable to the aggregate purchases you actually made (which will reduce the number of shares in your account), unless you have redeemed the shares in your account, in which case the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A shares of the fund held in escrow to realize the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made and any remaining shares will be credited to your account. Signing a Letter of Intent does not bind you to purchase, or the fund to sell, the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. At the time you purchase Class A shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter of Intent will be made at the then-current net asset value plus the applicable sales load in effect at the time such Letter of Intent was submitted.

Corporate Pension/Profit-Sharing and Retirement Plans. The Trust makes available to corporations a variety of prototype pension and profit-sharing plans, including a 401(k) Salary Reduction Plan. In addition, the Trust makes available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, and rollover IRAs), Education Savings Accounts, 401(k) Salary Reduction Plans and 403(b)(7) Plans. Plan support services also are available.

If you wish to purchase fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, you may request from the Distributor forms for adoption of such plans.

The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

Shares may be purchased in connection with these plans only by direct remittance to the entity acting as custodian. Purchases for these plans may not be made in advance of receipt of funds.

You should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.

                             PORTFOLIO TRANSACTIONS

The Adviser is responsible for placing the fund's portfolio transactions and will do so in a manner deemed fair and reasonable to the fund, and not according to any formula. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. In selecting broker-dealers and in negotiating commissions, the Adviser will consider the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. In addition, if the Adviser determines in good faith that the amount of commissions charged by a broker is reasonable in relation to the value of the brokerage and research services provided by such broker, the fund may pay commissions to such broker in an amount greater than the amount another firm may charge. Research services may include (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (ii) furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends, portfolio strategy, access to research analysts, corporate management personnel, industry experts and economists, comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analysis, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist the Adviser in carrying out its responsibilities and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research services furnished by firms through which the fund effects its securities transactions may be used by the Adviser in servicing other accounts; not all of these services may be used by the Adviser in connection with the fund generating the soft dollar credits. The investment advisory fee paid by the fund under the investment advisory agreements will not be reduced as a result of the Adviser's receipt of research services.

The Adviser also places portfolio transactions for other advisory accounts. The Adviser will seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for the fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the fund. In making such allocations, the main factors considered by the Adviser will be the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment.

                   Aggregate Brokerage Commissions Paid by the
               Fund on Portfolio Transactions for the fiscal year
                            ended September 30, 2007

                                 [To be updated]

          -----------------------------------------------------------
                          Fund
          -----------------------------------------------------------
          Newton International Equity Fund(1)    $____
          -----------------------------------------------------------

          -----------------------------------------------------------

(1) At September 30, 2007, the fund held securities of its regular broker-dealers: [To be updated]

     Newton International Equity Fund:          Shares


                 DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN

         Class C and Class R shares are subject to a Distribution Plan and Class A, Class C and Class R shares are subject to a Shareholder Services Plan.

Distribution Plan. Rule 12b-1 (the "Rule") adopted by the SEC under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trust's Board has adopted such a plan (the "Distribution Plan") with respect to the fund's Class C and Class R shares, pursuant to which the fund pays the Distributor for distributing Class C and Class R shares at an annual rate of 0.75% of the value of the average daily net assets of the fund's Class C shares and 0.25% of the value of the average daily net assets of the fund's Class R shares. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. The Trust's Board believes that there is a reasonable likelihood that the Distribution Plan will benefit the fund and the holders of its Class C or Class R shares.

A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs that holders of the fund's Class C or Class R shares may bear pursuant to the Distribution Plan without the approval of the holders of such shares and that other material amendments of the Distribution Plan must be approved by the Trust's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. As to the relevant class of shares, the Distribution Plan is subject to annual approval by such vote cast in person at a meeting called for the purpose of voting on the Distribution Plan. As to the relevant class of shares, the Distribution Plan may be terminated at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan or by vote of the holders of a majority of such class of shares.

As the Class C and Class R shares of the fund are newly created and have not completed their first fiscal year as of the date of this SAI, no information is provided as to the fees paid by the fund pursuant to the Distribution Plan.

Shareholder Services Plan. The Trust has adopted a Shareholder Services Plan with respect to the fund's Class A, Class C and Class R shares, pursuant to which the fund pays the Distributor for the provision of certain services to the holders of the fund's Class A, Class C and Class R shares at an annual rate of 0.25% of the value of the average daily net assets of such shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the relevant fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. Under the Shareholder Services Plan, the Distributor may make payments to certain Service Agents in respect of these services.

A quarterly report of the amounts expended under the Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Shareholder Services Plan provides that material amendments must be approved by the Trust's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. As to the relevant class of shares, the Shareholder Services Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. As to the relevant class of shares, the Shareholder Services Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan.

As the Class A, Class C and Class R shares of the fund are newly created and have not completed their first fiscal year as of the date of this SAI, no information is provided as to the fees paid by the fund pursuant to the Shareholder Services Plan.

Class I shares of the fund are subject to an administrative services fee, pursuant to which the fund pays affiliated and unaffiliated administrators of retirement plans, omnibus accounts and platforms an amount not to exceed an annual rate of 0.15% of the value of the fund's average daily net assets attributable to Class I shares that are held in accounts serviced by such administrators for providing recordkeeping and/or other administrative support services to accounts, retirement plans and their participants.

                        DETERMINATION OF NET ASSET VALUE

The fund's net asset value is calculated each day on which the NYSE is open (a "Business Day"). Currently, the NYSE is not open on weekends, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value of the fund's shares is determined as of the close of regular trading on the NYSE (generally 4:00 p.m., New York time). If the NYSE closes early, the calculation of net asset value will be accelerated to that time. Net Asset Value is computed by dividing the value of all securities and other assets of the fund less all liabilities by the applicable number of fund shares outstanding, and adjusting to the nearest cent per share. Expenses and fees of the fund are accrued daily and taken into account for the purpose of determining net asset value. Because of the differences in operating expenses incurred by each class of shares of the fund, the per share net asset value of each class of shares of the fund will differ.

Portfolio securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last quoted bid price. Securities for which market quotations are not readily available or are deemed unreliable and all other assets are valued at fair value as determined in good faith at the direction of the Trustees.

Money market instruments with less than sixty days remaining to maturity when acquired by the fund are valued on an amortized cost basis. If the fund acquires a money market instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees of the Trust determine during such sixty-day period that amortized cost does not represent fair value.

Generally, trading in securities on foreign exchanges is substantially completed each day at various times prior to the close of regular trading on the NYSE. If a security's primary exchange is outside the U.S., the value of such security used in computing the net asset value of the fund's shares is determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of regular trading on the NYSE. Occasionally, events which affect the values of foreign securities and currency exchange rates may occur between the times at which they are determined and the close of regular trading on the NYSE and will therefore not be reflected in the computation of the fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in accordance with procedures adopted in good faith by the Trustees of the Trust.

                             THE FUND AND ITS SHARES

The fund is a diversified investment series of the Trust, an open-end management investment company organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated August 13, 1986, as amended from time to time. Under the Agreement and Declaration of Trust, the Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $.01 per share, of the fund. Each share of the fund represents an equal proportionate interest in the fund with each other share and is entitled to such dividends and distributions as are declared by the Trustees. Shareholders are not entitled to any preemptive, conversion or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Trust. Upon any liquidation of the fund, shareholders of the fund are entitled to share pro rata in the net assets available for distribution.

Pursuant to the Declaration, the Trustees may create additional funds by establishing additional series of shares in the Trust. The establishment of additional series would not affect the interests of current shareholders in the fund. The Trustees have established other series of the Trust. Pursuant to the Declaration, the Board may establish and issue multiple classes of shares for each series of the Trust. On ______, 2007, the Trustees authorized the creation of Class A, C and R shares of the fund. Pursuant to the Declaration of Trust and subject to shareholder approval (if then required by applicable law), the Trustees may authorize the fund to invest all of its investable assets in a single open-end investment company that has substantially the same investment objectives, policies and restrictions as the fund.

All fund shares have equal rights with regard to voting, and shareholders of the fund have the right to vote as a separate class with respect to matters as to which their interests are not identical to those of shareholders of other classes of the Trust, including the approval of an investment advisory contract and any change of investment policy requiring the approval of shareholders.

Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration also provides for indemnification from the assets of the Trust for all losses and expenses of any Trust shareholder held liable for the obligations of the Trust. Thus, the risk of a shareholder incurring a financial loss on account of his or its liability as a shareholder of the Trust is limited to circumstances in which the Trust would be unable to meet its obligations. The possibility that these circumstances would occur is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Declaration also provides that no series of the Trust is liable for the obligations of any other series. The Trustees intend to conduct the operations of the Trust to avoid, to the extent possible, ultimate liability of shareholders for liabilities of the Trust.

                                    TAXATION

Each series of the Trust, including the fund, is treated as a separate entity for accounting and tax purposes. The fund intends to qualify each year and has intended or intends to elect to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the fund will not be subject to Federal income tax on its investment company taxable income and net capital gain which are distributed timely to shareholders in accordance with the requirements of the Code.

In order to qualify as a regulated investment company under Subchapter M of the Code, the fund must, among other things (i) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from option, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership (as defined in Section 851(h) of the Code) (the "90% Income Test") and (ii) diversify its holdings so that, at the end of each quarter of each taxable year: (a) at least 50% of the value of the fund's total assets is represented by (1) cash and cash items, U.S. government securities, securities of other regulated investment companies, and (2) other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the fund's total assets and to not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the fund's total assets is invested in (1) the securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer, (2) the securities (other than securities of other regulated investment companies) of two or more issuers that the fund controls and that are engaged in the same, similar, or related trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships.

If the fund qualifies as a regulated investment company and distributes to its shareholders each taxable year an amount equal to or exceeding the sum of (i) 90% of its "investment company taxable income" as that term is defined in the Code (which includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and (ii) 90% of the excess of its gross tax-exempt interest, if any, over certain disallowed deductions, the fund generally will not be subject to U.S. Federal income tax on any income of the fund, including "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), distributed to shareholders. However, if the fund meets such distribution requirements, but chooses to retain some portion of its investment company taxable income or net capital gain, it generally will be subject to U.S. Federal income tax at regular corporate rates on the amount retained. The fund intends to distribute at least annually all or substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain. If the fund does not qualify for any taxable year as a regulated investment company, it will be treated as a U.S. corporation subject to U.S. Federal income tax, thereby subjecting any income earned by the fund to tax at the corporate level and to a further tax at the shareholder level when such income is distributed.

The fund will be subject to a 4% non-deductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The fund intends under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements. Certain distributions made in order to satisfy the Code's distribution requirements may be declared by the fund as of a record date in October, November or December of the year but paid during the following January. Such distributions will be treated under the Code as if received by shareholders on December 31 of the year the distributions are declared, rather than the year in which the distributions are received.

Provided that the fund continues to qualify as regulated investment companies, it will also not be required to pay any Massachusetts income, corporate excise or franchise taxes.

The fund will not distribute net capital gains realized in any year to the extent that a capital loss is carried forward from prior years against such gain. For Federal income tax purposes, the fund is permitted to carry forward a net capital loss recognized in any year to offset its own net capital gains, if any, for up to eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the fund and would not be required to be distributed as such to shareholders.

[As of the end of its most recent taxable year, the fund had no capital loss carryforwards available/

As of the end of its most recent taxable year, the fund had capital loss carryforwards in the amounts indicated below available to offset future net capital gains which expire on September 30 of the years indicated:

----------------------------------------------------------------------------------------------------------------------
Fund                                                             2010                 2011                2012
----------------------------------------------------------------------------------------------------------------------
Newton International Equity Fund
----------------------------------------------------------------------------------------------------------------------

To be confirmed]

Certain options, futures or currency forward transactions undertaken by the fund may cause the fund to recognize gains or losses from marking to market even though the fund's positions have not been sold or terminated and may affect the character of such gains and losses as long-term or short-term (or, in the case of certain options, futures or forward contracts relating to foreign currency, as ordinary income or loss) and the timing of some capital gains and losses realized by the fund and allocable to the fund. Additionally, the fund may be required to recognize gain if an option, futures or forward contract, short sale, swap or other strategic transaction that is not subject to the mark to market rules is treated as a "constructive sale" of an "appreciated financial position" held by the fund under Section 1259 of the Code. Any net mark to market gains and/or gains from constructive sales may also have to be distributed by the fund to satisfy the distribution requirements referred to above even though no corresponding cash amounts may concurrently be received, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Also, certain losses on transactions involving options, futures or forward contracts, swaps and/or offsetting or successor positions may be deferred under the tax straddle rules rather than being taken into account currently in calculating the fund's taxable income or gain and may also affect the long-term or short-term characterization of capital gains or losses from such position. Certain of the applicable tax rules may be modified if the fund is eligible and chooses to make one or more of certain tax elections that may be available. These transactions may therefore affect the amount, timing and character of the fund's distributions to shareholders. The fund will take into account the special tax rules applicable to options, futures, forward contracts, short sales, swaps and constructive sales in order to minimize any potential adverse tax consequences.

The fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the fund. Tax rules are not entirely clear about issues such as when the fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the fund, in the event that they invest in such securities, in order to seek to ensure that the fund distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. Federal income or excise tax.

If the fund invests in zero coupon securities, certain increasing rate or deferred interest securities or, in general, other securities with original issue discount (or with market discount if an election is made to include market discount in income currently), the fund must accrue income on such investments prior to the receipt of the corresponding cash payments. However, the fund must distribute, at least annually, all or substantially all of its net income, to shareholders to qualify as a regulated investment company under the Code and avoid Federal income and excise taxes. Therefore, the fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to allow satisfaction of the distribution requirements.

The Federal income tax rules applicable to certain structured or hybrid securities, currency swaps or interest rate swaps, caps, floors and collars are unclear in certain respects, and the fund will account for these instruments in a manner that is intended to allow it to continue to qualify as regulated investment company.

In some countries, restrictions on repatriation of earnings may make it difficult or impossible for the fund to obtain cash corresponding to its earnings from such countries which may cause the fund to have difficulty obtaining cash necessary to satisfy tax distribution requirements.

Foreign exchange gains and losses realized by the fund, in connection with certain transactions, if any, involving foreign currency-denominated debt securities, certain foreign currency futures contracts and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of fund distributions to shareholders. Under Treasury Regulations that may be promulgated in the future, any such transactions that are not directly related to the fund's investment in stock or securities, (or the options or futures contracts with respect to stock or securities) may have to be limited in order to enable the fund to satisfy the 90% Income Test. If the net foreign exchange loss for a year were to exceed the fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year would not be deductible by the fund or its shareholders in future years.

The fund may be subject to withholding and other taxes imposed by foreign countries with respect to investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. Investors in the fund would be entitled to claim U.S. foreign tax credits or deductions with respect to such taxes, subject to certain holding period requirements and other provisions and limitations contained in the Code, only if more than 50% of the value of the fund's total assets at the close of any taxable year consist of stock or securities of foreign corporations and the fund were to file an election with the Internal Revenue Service (the "IRS"). The fund expects to meet the 50% threshold and may therefore file an election with the IRS pursuant to which shareholders of the fund will be required to (i) include in ordinary gross income (in addition to taxable dividends and distributions actually received) their pro rata shares of qualified foreign taxes paid by the fund and allocated to them even though not actually received by them, and (ii) treat such respective pro rata portions as foreign taxes paid by them. Qualified foreign taxes generally include taxes that would be treated as income taxes under U.S. tax regulations but do not include most other taxes, such as stamp taxes, securities transaction taxes and similar taxes.

If the fund makes this election, shareholders may then deduct (not in excess of the tax actually owed by the fund) such pro rata portions of qualified foreign taxes in computing their taxable income, or, alternatively, use them as foreign tax credits, subject to applicable holding period requirements and other limitations, against their U.S. Federal income taxes. Shareholders who do not itemize deductions for Federal income tax purposes will not, however, be able to deduct their pro rata portion of qualified foreign taxes paid by the fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year (if any) that the fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign taxes, and (ii) the portion of dividends which represents income from each foreign country.

If the fund acquires stock (including, under regulations that may be promulgated in the future, an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), it could be subject to Federal income tax and additional interest charges on "excess distributions" actually or constructively received from such companies or gain from the actual or deemed sale of stock in such companies, even if all income or gain actually realized is timely distributed to its shareholders. The fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election could require the fund to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash. These investments could also result in the treatment of capital gains from the sale of stock of passive foreign investment companies as ordinary income. The fund may limit and/or manage stock holdings, if any, in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

For U.S. federal income tax purposes, all dividends generally are taxable whether a shareholder takes them in cash or reinvests them in additional shares of the fund. In general, assuming that the fund has sufficient earnings and profits, dividends from investment company taxable income are taxable either as ordinary income or, if so designated by the fund and certain other conditions are met, as "qualified dividend income" taxable to individual shareholders at a maximum 15% U.S. federal income tax rate.

Dividend income distributed to individual shareholders will qualify for the maximum 15% U.S. federal income tax rate on dividends to the extent that such dividends are attributable to "qualified dividend income" as that term is defined in Section 1(h)(11)(B) of the Code from the fund's investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both the fund and the shareholders. Dividends received by the fund from REITs generally are not expected to qualify for treatment as qualified dividend income.

A foreign corporation generally is treated as a qualified foreign corporation if it is incorporated in a possession of the United States or it is eligible for the benefits of certain income tax treaties with the United States. A foreign corporation that does not meet such requirements will be treated as qualifying with respect to dividends paid by it if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by the fund from passive foreign investment companies will not qualify for the maximum 15% U.S. federal income tax rate.

A dividend that is attributable to qualified dividend income of the fund that is paid by the fund to an individual shareholder will not be taxable as qualified dividend income to such shareholder if (1) the dividend is received with respect to any share of the fund held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share became ex-dividend with respect to such dividend, (2) to the extent that the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) the shareholder elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest. The "ex-dividend" date is the date on which the owner of the share at the commencement of such date is entitled to receive the next issued dividend payment for such share even if the share is sold by the owner on that date or thereafter.

Dividends from net capital gain, if any, that are designated as capital gain dividends are taxable as long-term capital gains for U.S. federal income tax purposes without regard to the length of time the shareholder has held shares of the fund. Capital gain dividends distributed by the fund to individual shareholders generally will qualify for the maximum 15% U.S. federal income tax rate on long-term capital gains, subject to certain limited exceptions. A shareholder should also be aware that the benefits of the favorable tax rate applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders. Under current law, the maximum 15% U.S. federal income tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Distributions by the fund in excess of its current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in its shares and any such amount in excess of that basis will be treated as gain from the sale of shares, as discussed below. The U.S. federal income tax status of all distributions, including the portion of such distributions which may qualify for treatment as qualified dividend income, will be reported to shareholders annually.

Dividends received by the fund from U.S. corporations in respect of any share of stock that has been held for a requisite holding period in an unleveraged position and that are distributed and designated by the fund (except for capital gain dividends received from a regulated investment company) may be eligible for the 70% dividends-received deduction generally available to corporations under the Code. Any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced for U.S. Federal income tax purposes by reason of "extraordinary dividends" received with respect to the shares. To the extent such basis would be reduced below zero, current recognition of income may be required. In order to qualify for the deduction, corporate shareholders must meet a minimum holding period with respect to their fund shares, and, if they borrow to acquire or otherwise incur debt attributable to fund shares, they may be denied a portion of the dividends-received deduction. The entire dividend, including the otherwise deductible amount, will be included in determining a corporation's adjusted current earnings component of its alternative minimum taxable income, which may increase a corporation's alternative minimum tax liability.

At the time of an investor's purchase of fund shares, a portion of the purchase price may be attributable to undistributed net investment income and/or realized or unrealized appreciation in the fund's portfolio. Consequently, subsequent distributions by the fund on such shares from such income and/or appreciation may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions economically represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of the fund in a transaction that is treated as a sale for tax purposes, a shareholder will realize a taxable gain or loss, equal to the difference between the amount realized on the redemption and the shareholder's tax basis in his shares. Such gain or loss will generally be treated as long-term capital gain or loss if the shares were held for more than one year and otherwise generally will be treated as short-term capital gain or loss. Any loss realized on a redemption or other distribution of shares may be disallowed to the extent the shares disposed of are replaced with other shares of the same fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Qualified retirement plan participants should consult their tax advisers for more information.

Under Treasury regulations, if a shareholder recognizes a loss on the disposition of fund shares in the amount of $2 million or more in the case of an individual shareholder, or $10 million or more in the case of a corporate shareholder, in any single taxable year (or greater amounts over a combination of years), the shareholder must file a disclosure statement on Form 8886 with the IRS. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement, but under current guidance holders of shares in regulated investment companies are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer's treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law and who hold their shares as capital assets. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, securities dealers and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption or other disposition (including an exchange) of fund shares may also be subject to state and local taxes. Shareholders should consult their tax advisers regarding the applicable requirements in their particular states, as well as the Federal, any other state or local, and foreign tax consequences of ownership of shares of, and receipt of distributions from, the fund in their particular circumstances.

Federal law requires that the fund withhold (as "backup withholding") 28% of reportable payments, including dividends, capital gain distributions and the proceeds of redemptions or repurchases of fund shares paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on the Account Purchase Applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The fund may nevertheless be required to backup withhold if it receives a notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of interest or dividend income.

Investors other than U.S. persons may be subject to different U.S. Federal income tax treatment, including a nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the fund (other than certain dividends derived from short-term capital gains and qualified interest income of the fund, for taxable years of the fund commencing after December 31, 2004 and prior to January 1, 2008, provided that the fund chooses to make an election related to such dividends) and, unless an effective IRS Form W-8BEN or other authorized withholding certificate is on file, to backup withholding at the rate of 28% on certain other payments from the fund. The fund does not expect to be a "U.S. real property holding corporation" as defined in section 897(c)(2) of the Code, and therefore, does not expect to be subject to look-through rules for gains from the sale or exchange of U.S. real property interests. If the fund were a U.S. real property holding corporation, certain distributions by the fund to non-U.S. shareholders would be subject to U.S. federal withholding tax at a rate of up to 35% and non-U.S. shareholders owning 5% or more of the fund within one year of certain distributions would be required to file a U.S. federal income tax return to report such gains. Non-U.S. investors should consult their tax advisors regarding such treatment and the application of foreign taxes to an investment in the fund.

                             ADDITIONAL INFORMATION

The fund's prospectus and this SAI omit certain information contained in the Trust's registration statement filed with the SEC, which may be obtained from the SEC's principal office at 450 Fifth Street, N.W., Washington, D.C. 20549, upon payment of the fee prescribed by the rules and regulations promulgated by the SEC.

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

The fund's financial statements contained in the 2007 Annual Reports of the fund have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and are incorporated by reference into this SAI.

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits

(a)       Agreement and Declaration of Trust dated August 13, 1986. (1)

(a)(1)    Certificate of Designation of Standish Fixed Income Fund. (1)

(a)(2)    Certificate of Designation of Standish International Fund. (1)

(a)(3)    Certificate of Designation of Standish Securitized Fund. (1)

(a)(4)    Certificate of Designation of Standish Short-Term Asset Reserve Fund.
          (1)

(a)(5)    Certificate of Designation of Standish Marathon Fund. (1)

(a)(6)    Certificate of Amendment dated November 21, 1989. (1)

(a)(7)    Certificate of Amendment dated November 29, 1989. (1)

(a)(8)    Certificate of Amendment dated April 24, 1990. (1)

(a)(9)    Certificate of Designation of Standish Equity Fund. (1)

(a)(10) Certificate of Designation of Standish International Fixed Income Fund. (1)

(a)(11) Certificate of Designation of Standish Intermediate Tax Exempt Bond Fund. (1)

(a)(12) Certificate of Designation of Standish Massachusetts Intermediate Tax Exempt Bond Fund. (1)

(a)(13)   Certificate of Designation of Standish Global Fixed Income Fund. (1)

(a)(14) Certificate of Designation of Standish Controlled Maturity Fund and Standish Fixed Income Fund II. (1)

(a)(15) Certificate of Designation of Standish Tax-Sensitive Small Cap Equity Fund and Standish Tax-Sensitive Equity Fund. (1)

(a)(16) Form of Certificate of Designation of Standish Equity Asset Fund, Standish Small Capitalization Equity Asset Fund, Standish Fixed Income Asset Fund and Standish Global Fixed Income Asset Fund. (1)

(a)(17) Form of Certificate of Designation of Standish Small Capitalization Equity Fund II. (1)

(a)(18) Certificate of Designation of Standish Small Capitalization Equity Asset Fund II, Standish Diversified Income Fund, Standish Diversified Income Asset Fund. (2)

(a)(19) Form of Certificate of Designation of Institutional Shares and Service Shares of Standish Small Capitalization Equity Fund II and Standish International Fixed Income Fund. (3)

(a)(20) Form of Certificate of Designation of Standish International Fixed Income Fund II. (4)

(a)(21) Certificate of Designation of Standish Small Cap Value Fund and Standish International Small Cap Fund. (5)

(a)(22) Certificates of Designation of Standish Crossover Bond Fund, Standish Opportunistic High Yield Fund, Standish Opportunistic Emerging Markets Debt Fund and Standish High Yield Bond Fund. (6)

(a)(23) Amendment to the Agreement and Declaration of Trust dated March 4, 1999. (4)

(a)(24) Amendment to the Agreement and Declaration of Trust dated April 29, 2002. (7)

(a)(25) Certificate of Name Change for Standish World High Yield Fund to Standish High Yield Bond Fund. (7)

(a)(26) Certificate of Name Change for Standish Controlled Maturity Fund to Standish Short-Term Fixed Income Fund. (7)

(a)(27) Amendment to the Agreement and Declaration of Trust dated June 21, 2003. (8)

(a)(28)   Certificate of Name Change for all Funds. (8)

(a)(29) Certificate of Designation of The Boston Company International Value Opportunities Fund. (9)

(a)(30) Certificate of Name Change for The Boston Company International Value Opportunities Fund to The Boston Company World ex-U.S. Value Fund.
          (14)

(a)(31) Certificate of Name Change for Standish Mellon Short-Term Asset Reserve Fund to Standish Mellon Enhanced Income Fund. (14)

(a)(32) Certificate of Name Change for The Boston Company Small Capitalization Fund to The Boston Company Small/Mid Cap Growth Fund. (15)

(a)(33) Certificate of Designation of Mellon Institutional Market Neutral Fund. (15)

(a)(34)   Certificate of Designation of Mellon Equity Large Cap Growth Fund.
          (15)

(a)(35)   Certificate of Designation of Newton International Equity Fund. (15)

(a)(36)   Certificate of Designation of Mellon Equity Micro Cap Fund (17)

(a)(37) Certificate of Designation of The Boston Company Emerging Markets Core Equity Fund (17)

(a)(38) Certificate of Designation of The Boston Company Small Cap Value Fund II (20)

(a)(39) Certificate of Designation of The Boston Company International Core Equity Fund II (20)

(b)       Bylaws of the Registrant. (1)

(c)       Not applicable.

(d)(1) Investment Advisory Agreement between Registrant and Standish Mellon Asset Management Company LLC relating to Standish Controlled Maturity Fund. (10)

(d)(2) Investment Advisory Agreement between Registrant and Standish Mellon Asset Management Company LLC relating to Standish Crossover Bond Fund.
          (10)

(d)(3) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish Fixed Income Portfolio. (10)

(d)(4) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish Global Fixed Income Portfolio. (10)

(d)(5) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish High Grade Bond Fund. (10)

(d)(6) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish High Yield Bond Fund. (10)

(d)(7) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish Intermediate Tax Exempt Bond Fund. (10)

(d)(8) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish International Equity Fund. (10)

(d)(9) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish International Fixed Income Fund. (10)

(d)(10) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish International Fixed Income Fund II. (10)

(d)(11) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish International Small Cap Fund. (10)

(d)(12) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish Massachusetts Intermediate Tax Exempt Bond Fund. (10)

(d)(13) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish Opportunistic Emerging Markets Debt Fund. (10)

(d)(14) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish Opportunistic High Yield Fund. (10)

(d)(15) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish Select Value Portfolio. (10)

(d)(16) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish Short-Term Asset Reserve Portfolio. (10)

(d)(17) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish Small Cap Growth Portfolio. (10)

(d)(18) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish Small Cap Value Fund. (10)

(d)(19) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish Small Capitalization Equity Fund. (10)

(d)(20) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish Tax-Sensitive Equity Fund. (10)

(d)(21) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish Small Cap Tax-Sensitive Equity Fund. (10)

(d)(22) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish World High Yield Portfolio. (10)

(d)(23) Assumption Agreement between Standish Mellon Asset Management Company, LLC and The Boston Company Asset Management, LLC relating to each series of the Registrant. (11)

(d)(24) Investment Advisory Agreement between the Registrant and The Boston Company Asset Management, LLC relating to The Boston Company International Value Opportunities Fund. (14)

(d)(25) Investment Advisory Agreement between the Registrant and Franklin Portfolio Associates, LLC relating to Mellon Institutional Market Neutral Fund. (16)

(d)(26) Investment Advisory Agreement between the Registrant and Mellon Equity Associates, LLP relating to Mellon Equity Large Cap Growth Fund. (16)

(d)(27) Investment Advisory Agreement between the Registrant and Newton Capital Management Ltd. relating to Newton International Equity Fund.
          (16)

(d)(28) Investment Advisory Agreement between the Registrant and Mellon Equity Associates, LLP relating to Mellon Equity Micro Cap Fund. (18)

(d)(29) Investment Advisory Agreement between the Registrant and The Boston Company Asset Management, LLC relating to The Boston Company Emerging Markets Core Equity Fund. (18)

(d)(30) Investment Advisory Agreement between the Registrant and The Boston Company Asset Management, LLC relating to The Boston Company Small Cap Value Fund II (21)

(d)(31) Investment Advisory Agreement between the Registrant and The Boston Company Asset Management, LLC relating to The Boston Company International Core Equity Fund II (21)

(e)(1) Underwriting Agreement between the Registrant and Mellon Funds Distributor, L.P. (1)

(e)(2) Underwriting Agreement between the Registrant and MBSC Securities Corporation (21)

(f)       Not applicable.

(g)(1) Custody, Administration and Accounting Services Agreement between the Registrant and Mellon Bank, N.A. (8)

(g)(2) Amendment to Custody, Administration and Accounting Services Agreement between the Registrant and Mellon Bank, N.A. (21)

(g)(3) Custody Agreement with respect to Mellon Institutional Market Neutral Fund (16)

(g)(4) Administration and Accounting Services Agreement with respect to Mellon Institutional Market Neutral Fund (19)

(h)(1) Administrative Services Agreement between Standish, Ayer & Wood, Inc. and the Registrant relating to compliance and certain other services.
          (1)

(h)(2) Most recently revised Exhibit A to Administrative Services Agreement between Standish, Ayer & Wood, Inc. and the Registrant. (18)

(h)(3) Transfer Agency Agreement between the Registrant and Dreyfus Transfer, Inc. (14)

(h)(4) Amendment to the Transfer Agency Agreement between the Registrant and Dreyfus Transfer, Inc. (21)

(i)       Opinion and Consent of Counsel for the Registrant. (12)

(j)       None.

(k)       None.

(l)       Not applicable

(m)       Not applicable

(n)       Not applicable

(o) Multiple Class Plan pursuant to Rule 18f-3 relating to Standish Small Capitalization Equity Fund II and Standish International Fixed Income Fund. (3)

(p)(1) Code of Ethics for Standish, Ayer & Wood Investment Trust and Standish, Ayer & Wood Master Portfolio. (13)

(p)(2) Code of Ethics for Standish Mellon Asset Management Company LLC and Standish Fund Distributors, L.P. (13)

(p)(3)    Code of Conduct for Mellon Financial Corporation. (14)

(p)(4) Securities Trading Policy (General Edition) for Mellon Financial Corporation. (14)

(p)(5) Securities Trading Policy (Access Decision Maker Edition) for Mellon Financial Corporation. (14)

(q)(1) Power of Attorney for Registrant (Samuel C. Fleming, Benjamin M. Friedman, John H. Hewitt, and Caleb Loring III). (11)

(q)(2) Power of Attorney for Portfolio Trust (Samuel C. Fleming, Benjamin M. Friedman, John H. Hewitt, and Caleb Loring III).(11)

(q)(3) Power of Attorney for Portfolio Trust with respect to Feeder Fund Registration Statements (Samuel C. Fleming, Benjamin M. Friedman, John
          H. Hewitt and Caleb Loring III). (11)

(q)(4)    Power of Attorney for Registrant (Patrick J. Sheppard). (11)

(q)(5)    Power of Attorney for Registrant (Steven M. Anderson). (11)

(q)(6)    Power of Attorney for Portfolio Trust (Patrick J. Sheppard). (11)

(q)(7)    Power of Attorney for Portfolio Trust (Steven M. Anderson). (11)

(q)(8)    Power of Attorney for Registrant (J. David Officer). (#)

------------

1. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post-Effective Amendment No. 88) and incorporated herein by reference thereto.

2. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post-Effective Amendment No. 81) and incorporated herein by reference thereto.

3. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post-Effective Amendment No. 91) and incorporated by reference thereto.

4. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post-Effective Amendment No. 93) and incorporated by reference thereto.

5. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post-Effective Amendment No. 94) and incorporated by reference thereto.

6. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post Effective Amendment No. 100) and incorporated by reference thereto.

7. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post Effective Amendment No. 106) and incorporated by reference thereto.

8. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post Effective Amendment No. 110) and incorporated herein by reference.

9. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post Effective Amendment No. 112) and incorporated herein by reference.

10. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post Effective Amendment No. 104) and incorporated herein by reference.

11. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post Effective Amendment No. 111) and incorporated herein by reference.

12. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post Effective Amendment No. 82) and incorporated herein by reference.

13. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post Effective Amendment No. 105) and incorporated herein by reference.

14. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post Effective Amendment No. 117) and incorporated herein by reference.

15. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post Effective Amendment No. 118) and incorporated herein by reference.

16. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post Effective Amendment No. 119) and incorporated herein by reference.

17. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post Effective Amendment No. 121) and incorporated herein by reference.

18. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post Effective Amendment No. 122) and incorporated herein by reference.

19. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post Effective Amendment No. 124) and incorporated herein by reference.

20. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post Effective Amendment No. 126) and incorporated herein by reference.

21. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post Effective Amendment No. 128) and incorporated herein by reference.

#    Filed herewith.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH  REGISTRANT

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  INDEMNIFICATION

Under the Registrant's Agreement and Declaration of Trust, as amended, any past or present Trustee or officer of the Registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or is otherwise involved by reason of his being or having been a Trustee or officer of the Registrant. The Agreement and Declaration of Trust of the Registrant does not authorize indemnification where it is determined, in the manner specified in the Declaration, that such Trustee or officer has not acted in good faith in the reasonable belief that his actions were in the best interest of the Registrant. Moreover, the Declaration does not authorize indemnification where such Trustee or officer is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by any such Trustee, officer or controlling person against the Registrant in connection with the securities being registered, and the Commission is still of the same opinion, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

The business and other connections of the officers and Directors of Standish Mellon Asset Management Company LLC ("Standish Mellon"), the investment adviser to certain series of the Registrant, are listed on the Form ADV of Standish Mellon as currently on file with the Commission (File No. 801-60527), the text of which is hereby incorporated by reference.

The business and other connections of the officers and Directors of The Boston Company Asset Management, LLC ("TBCAM"), the investment adviser to certain series of the Registrant, are listed on the Form ADV of TBCAM as currently on file with the Commission (File No. 801-6829), the text of which is hereby incorporated by reference.

The business and other connections of the officers and Directors of Mellon Equity Associates, LLP ("Mellon Equity"), the investment adviser to certain series of the Registrant, are listed on the Form ADV of Mellon Equity as currently on file with the Commission (File No. 801-28692), the text of which is hereby incorporated by reference.

The business and other connections of the officers and Directors of Newton Capital Management Ltd. ("Newton"), the investment adviser to certain series of the Registrant, are listed on the Form ADV of Newton as currently on file with the Commission (File No. 801-42114), the text of which is hereby incorporated by reference.

The following sections of each such Form ADV are incorporated herein by reference:

(a)  Items 1 and 2 of Part 2; and

(b)  Section IV, Business Background, of each Schedule D.

Item 27.  PRINCIPAL UNDERWRITER

(a) MBSC Securities Corporation serves as the principal underwriter of each of the following series of the Registrant:

The Boston Company Emerging Markets Core Equity Fund       Standish Mellon Fixed Income Fund
The Boston Company International Core Equity Fund          Standish Mellon Global Fixed Income Fund
The Boston Company International Small Cap Fund            Standish Mellon Intermediate Tax Exempt Bond Fund
The Boston Company Large Cap Core Fund                     Standish Mellon International Fixed Income Fund
The Boston Company Small Cap Growth Fund
The Boston Company Small Cap Tax-Sensitive Equity Fund     Mellon Equity Large Cap Growth Fund
The Boston Company Small/Mid Cap Growth Fund               Mellon Equity Micro Cap Fund

The Boston Company Small Cap Value Fund                    Newton International Equity Fund
The Boston Company Small Cap Value Fund II

(b) Directors and Officers of MBSC Securities Corporation:

Name and Principal                                                                      Positions and Offices
Business Address            Positions and Offices with the Distributor                  with Registrant
----------------            ------------------------------------------                  ---------------

Thomas F. Eggers(1)         Chief Executive Officer and Chairman of the Board           None
J. David Officer(1)         President and Director                                      None
Jon R. Baum(1)              Executive Vice President and Director                       None
J. Charles Cardona(1)       Executive Vice President and Director                       None
Prasanna Dhore(1)           Executive Vice President                                    None
William H. Maresca(1)       Executive Vice President and Director                       None
James Neiland(1)            Executive Vice President                                    None
Sean P. O'Neal              Executive Vice President                                    None
Irene Papadoulis(2)         Executive Vice President                                    None
Noreen Ross(1)              Executive Vice President                                    None
Bret Young(1)               Executive Vice President and Director                       None
Gary Pierce(1)              Chief Financial Officer and Director                        None
Ken Bradle(2)               Senior Vice President                                       None
Sue Ann Cormack(2)          Senior Vice President                                       None
Marc S. Isaacson(2)         Senior Vice President                                       None
Matthew Perrone(2)          Senior Vice President                                       None
Bradley J. Skapyak(1)       Senior Vice President                                       None
Ronald Jamison(1)           Chief Legal Officer and Secretary                           None
Joseph W. Connolly(1)       Chief Compliance Officer (Investment Advisory Business)     None
Stephen Storen(1)           Chief Compliance Officer                                    None
Maria Georgopoulos(1)       Vice President - Facilities Management                      None
William Germenis(1)         Vice President - Compliance and Anti-Money Laundering
                            Officer                                                     None
Jill Gill(1)                Vice President                                              None
Tracy Hopkins(1)            Vice President                                              None
Mary Merkle(1)              Vice President - Compliance                                 None
Paul Molloy(1)              Vice President                                              None
James Muir(1)               Vice President - Compliance                                 None
Anthony Nunez(1)            Vice President - Finance                                    None
David Ray(3)                Vice President                                              None
Theodore A. Schachar(1)     Vice President - Tax                                        None
William Schalda(1)          Vice President                                              None
Alex G. Sciulli(4)          Vice President                                              None
John Shea(1)                Vice President - Finance                                    None
Susan Verbil(1)             Vice President - Finance                                    None
William Verity(1)           Vice President - Finance                                    None
James Windels(1)            Vice President                                              None
James Bitetto(1)            Assistant Secretary
                                                                                        None
Ken Christoffersen(3)       Assistant Secretary                                         None
Denise B. Kneeland(5)       Executive Vice President                                    Assistant Vice President
Mary T. Lomasney(5)         Executive Vice President                                     Chief Compliance Officer

1    Principal business address is 200 Park Avenue, New York, NY 10166.

2    Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY
     11556-0144.

3    Principal business address is 210 University Blvd., Suite 800, Denver, CO
     80206.

4    Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.

5    Principal business address is One Boston Place, Boston, MA 02108.

(c) Not applicable.

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the Registrant's principal office, located at One Boston Place, Boston, Massachusetts 02108. Certain records, including records relating to the Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main offices of the Registrant's transfer and dividend disbursing agent and custodian. Records are also maintained by the Registrant's subadvisers located at: Mellon Equity Associates, LLP, 500 Grant Street, Suite 4200, Pittsburgh, PA 15258; Newton Capital Management Ltd., The Mellon Financial Centre, 160 Queen Victoria Street, London, EC4V 4LA, England.

Item 29.  MANAGEMENT SERVICES

            Not applicable

Item 30.  UNDERTAKINGS

            Not  applicable.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(a) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, on the 29th day of November, 2007.

                                    MELLON INSTITUTIONAL FUNDS
                                    INVESTMENT TRUST

                                    /s/ DENISE B. KNEELAND
                                    --------------------------------------------
                                    Denise B. Kneeland, Assistant Vice President

The term "Mellon Institutional Funds Investment Trust" means and refers to the Trustees from time to time serving under the Agreement and Declaration of Trust of the Registrant dated August 13, 1986, as amended, a copy of which is on file with the Secretary of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding personally upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant, but bind only the trust property of the Registrant, as provided in the Agreement and Declaration of Trust of the Registrant. The execution of this Registration Statement has been authorized by the Trustees of the Registrant and this Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

   Signature               Title                            Date

J. David Officer*       Trustee and President            November 29, 2007
----------------
J. David Officer        (principal executive officer)

Steven M. Anderson*     Treasurer (principal financial   November 29, 2007
------------------
Steven M. Anderson      and accounting officer)

Samuel C. Fleming*      Trustee                          November 29, 2007
-----------------
Samuel C. Fleming

Benjamin M. Friedman*   Trustee                          November 29, 2007
--------------------
Benjamin M. Friedman

John H. Hewitt*         Trustee                          November 29, 2007
--------------

John H. Hewitt

Caleb Loring III*       Trustee                          November 29, 2007
-----------------
Caleb Loring III

     /s/ DENISE B. KNEELAND
*By: ----------------------
     Denise B. Kneeland
     Attorney-In-Fact

                                  EXHIBIT INDEX


(q)(8)    Power of Attorney for Registrant (J. David Officer)

                                      -14-